Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EQ ADVISORS TRUST
Entity Central Index Key	0001027263
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
EQ/All Asset Growth Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$28	0.54%

*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 451,110,881
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$451,110,881

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.9%

Equity	53.4%

Fixed Income	20.0%

Alternatives	13.5%

Exchange Traded Funds		12.9%

Commodity	7.4%

Equity	3.5%

Fixed Income	2.0%

Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		(0.7)%

EQ/All Asset Growth Allocation Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/ALL ASSET GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/All Asset Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 451,110,881
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$451,110,881

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		86.9%

Equity	53.4%

Fixed Income	20.0%

Alternatives	13.5%

Exchange Traded Funds		12.9%

Commodity	7.4%

Equity	3.5%

Fixed Income	2.0%

Short-Term Investments		0.9%

Cash and Other Assets Less Liabilities		(0.7)%

EQ/Ultra Conservative Strategy Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/ULTRA CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Ultra Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.51%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 2,015,914,701
Holdings Count | Holding	7
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,015,914,701

Total number of portfolio holdings	7

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.2%

Fixed Income	89.6%

Equity	10.6%

Cash and Other Assets Less Liabilities		(0.2)%

EQ/Conservative Strategy Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$26	0.51%

*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[1]
Net Assets	$ 585,731,448
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$585,731,448

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	79.5%

Equity	20.5%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$24	0.47%

*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 1,715,954,678
Holdings Count | Holding	1,262
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,715,954,678

Total number of portfolio holdings	1,262

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	24.5%

United Kingdom	17.8%

France	12.8%

Germany	10.2%

Australia	10.1%

United States	8.8%

Netherlands	5.7%

Italy	2.8%

Spain	2.8%

Finland	0.7%

Other	2.3%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.1%

Top 10 Sectors (as a % of Net Assets)

Financials	19.1%

Industrials	17.0%

Consumer Discretionary	13.4%

Information Technology	10.9%

Consumer Staples	8.6%

Health Care	8.1%

Materials	7.1%

Energy	6.0%

Communication Services	3.7%

Utilities	2.9%

EQ/International Value Managed Volatility Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.03%

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.03%	[1]
Net Assets	$ 988,338,234
Holdings Count | Holding	1,903
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$988,338,234

Total number of portfolio holdings	1,903

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	14.3%

Germany	13.6%

France	12.2%

Australia	7.1%

United States	7.0%

Netherlands	4.5%

Italy	2.8%

Spain	2.1%

China	1.6%

Other	7.7%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

Top 10 Sectors (as a % of Net Assets)

Financials	17.9%

Industrials	16.1%

Consumer Discretionary	14.5%

Health Care	8.9%

Information Technology	8.7%

Consumer Staples	7.0%

Materials	5.9%

Communication Services	3.7%

Energy	3.7%

Utilities	1.8%

EQ/International Value Managed Volatility Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$39	0.78%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1]
Net Assets	$ 988,338,234
Holdings Count | Holding	1,903
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$988,338,234

Total number of portfolio holdings	1,903

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	16.2%

United Kingdom	14.3%

Germany	13.6%

France	12.2%

Australia	7.1%

United States	7.0%

Netherlands	4.5%

Italy	2.8%

Spain	2.1%

China	1.6%

Other	7.7%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	10.7%

Top 10 Sectors (as a % of Net Assets)

Financials	17.9%

Industrials	16.1%

Consumer Discretionary	14.5%

Health Care	8.9%

Information Technology	8.7%

Consumer Staples	7.0%

Materials	5.9%

Communication Services	3.7%

Energy	3.7%

Utilities	1.8%

EQ/Invesco Comstock Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 293,221,174
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$293,221,174

Total number of portfolio holdings	89

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.8%

Health Care	15.8%

Industrials	12.0%

Information Technology	11.7%

Energy	10.2%

Consumer Staples	9.5%

Communication Services	9.0%

Consumer Discretionary	3.7%

Materials	3.3%

Utilities	1.3%

Other	0.3%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	2.5%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	2.9%

Microsoft Corp.	2.8%

Philip Morris International, Inc.	2.7%

Meta Platforms, Inc., Class A	2.5%

Elevance Health, Inc.	2.3%

FedEx Corp.	2.2%

Chevron Corp.	2.1%

Alphabet, Inc., Class A	2.1%

Suncor Energy, Inc.	2.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	2.9%

Microsoft Corp.	2.8%

Philip Morris International, Inc.	2.7%

Meta Platforms, Inc., Class A	2.5%

Elevance Health, Inc.	2.3%

FedEx Corp.	2.2%

Chevron Corp.	2.1%

Alphabet, Inc., Class A	2.1%

Suncor Energy, Inc.	2.1%

EQ/Conservative Growth Strategy Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.50%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 1,137,864,560
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,137,864,560

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Fixed Income	59.4%

Equity	40.6%

Cash and Other Assets Less Liabilities		0.0%	#

#	Less than 0.05%

EQ/Balanced Strategy Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/BALANCED STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Balanced Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 3,280,226,730
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,280,226,730

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	50.6%

Fixed Income	49.4%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

EQ/MODERATE GROWTH STRATEGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,541,114,221
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$5,541,114,221

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	60.7%

Fixed Income	39.3%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

EQ/GROWTH STRATEGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 4,760,538,011
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$4,760,538,011

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	70.8%

Fixed Income	29.3%

Cash and Other Assets Less Liabilities		(0.1)%

EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE GROWTH STRATEGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Growth Strategy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$25	0.49%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,426,943,515
Holdings Count | Holding	9
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$5,426,943,515

Total number of portfolio holdings	9

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	80.8%

Fixed Income	19.3%

Cash and Other Assets Less Liabilities		(0.1)%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$24	0.47%

*	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 696,439,390
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$696,439,390

Total number of portfolio holdings	35

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.2%

Equity	20.6%

Cash and Other Assets Less Liabilities		0.2%

EQ/CONSERVATIVE ALLOCATION PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$11	0.22%

*	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[1]
Net Assets	$ 696,439,390
Holdings Count | Holding	35
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$696,439,390

Total number of portfolio holdings	35

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.8%

Fixed Income	79.2%

Equity	20.6%

Cash and Other Assets Less Liabilities		0.2%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$27	0.54%

*	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 833,478,993
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$833,478,993

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.2%

Equity	40.7%

Cash and Other Assets Less Liabilities		0.1%

EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 266,081,669
Holdings Count | Holding	2,037
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$266,081,669

Total number of portfolio holdings	2,037

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.6%

Industrials	19.5%

Information Technology	11.7%

Consumer Discretionary	9.8%

Health Care	7.6%

Materials	5.8%

Energy	5.6%

Real Estate	4.4%

Consumer Staples	2.3%

Utilities	2.0%

Other	1.2%

Short-Term Investments	8.6%

Cash and Other Assets Less Liabilities	1.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	6.9%

ACI Worldwide, Inc.	2.1%

Veren, Inc.	1.7%

QinetiQ Group plc	1.6%

First Interstate BancSystem, Inc., Class A	1.4%

Brinker International, Inc.	1.4%

SouthState Corp.	1.3%

Mueller Water Products, Inc., Class A	1.3%

Columbia Banking System, Inc.	1.3%

Knowles Corp.	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	6.9%

ACI Worldwide, Inc.	2.1%

Veren, Inc.	1.7%

QinetiQ Group plc	1.6%

First Interstate BancSystem, Inc., Class A	1.4%

Brinker International, Inc.	1.4%

SouthState Corp.	1.3%

Mueller Water Products, Inc., Class A	1.3%

Columbia Banking System, Inc.	1.3%

Knowles Corp.	1.3%

EQ/Franklin Small Cap Value Managed Volatility Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Small Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.80%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 266,081,669
Holdings Count | Holding	2,037
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$266,081,669

Total number of portfolio holdings	2,037

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.6%

Industrials	19.5%

Information Technology	11.7%

Consumer Discretionary	9.8%

Health Care	7.6%

Materials	5.8%

Energy	5.6%

Real Estate	4.4%

Consumer Staples	2.3%

Utilities	2.0%

Other	1.2%

Short-Term Investments	8.6%

Cash and Other Assets Less Liabilities	1.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	6.9%

ACI Worldwide, Inc.	2.1%

Veren, Inc.	1.7%

QinetiQ Group plc	1.6%

First Interstate BancSystem, Inc., Class A	1.4%

Brinker International, Inc.	1.4%

SouthState Corp.	1.3%

Mueller Water Products, Inc., Class A	1.3%

Columbia Banking System, Inc.	1.3%

Knowles Corp.	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	6.9%

ACI Worldwide, Inc.	2.1%

Veren, Inc.	1.7%

QinetiQ Group plc	1.6%

First Interstate BancSystem, Inc., Class A	1.4%

Brinker International, Inc.	1.4%

SouthState Corp.	1.3%

Mueller Water Products, Inc., Class A	1.3%

Columbia Banking System, Inc.	1.3%

Knowles Corp.	1.3%

EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx.
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.10%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 1,753,303,157
Holdings Count | Holding	1,370
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,753,303,157

Total number of portfolio holdings	1,370

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	37.4%

Japan	6.1%

India	4.9%

France	3.6%

China	3.5%

Taiwan	2.8%

Germany	2.6%

United Kingdom	2.6%

South Korea	1.9%

Denmark	1.8%

Other	13.2%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	14.2%

Top 10 Sectors (as a % of Net Assets)

Information Technology	19.9%

Financials	13.1%

Consumer Discretionary	9.0%

Industrials	8.9%

Health Care	8.5%

Communication Services	7.7%

Consumer Staples	4.6%

Materials	3.1%

Energy	2.3%

Real Estate	2.0%

EQ/Global Equity Managed Volatility Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/GLOBAL EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Global Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$45	0.85%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 1,753,303,157
Holdings Count | Holding	1,370
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,753,303,157

Total number of portfolio holdings	1,370

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	37.4%

Japan	6.1%

India	4.9%

France	3.6%

China	3.5%

Taiwan	2.8%

Germany	2.6%

United Kingdom	2.6%

South Korea	1.9%

Denmark	1.8%

Other	13.2%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	14.2%

Top 10 Sectors (as a % of Net Assets)

Information Technology	19.9%

Financials	13.1%

Consumer Discretionary	9.0%

Industrials	8.9%

Health Care	8.5%

Communication Services	7.7%

Consumer Staples	4.6%

Materials	3.1%

Energy	2.3%

Real Estate	2.0%

EQ/Goldman Sachs Growth Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.05%

*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 504,252,693
Holdings Count | Holding	14
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$504,252,693

Total number of portfolio holdings	14

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		61.8%

Equity	31.9%

Fixed Income	29.9%

Short-Term Investments		35.9%

Cash and Other Assets Less Liabilities		2.3%

EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.09%

*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.09%	[1]
Net Assets	$ 150,775,297
Holdings Count | Holding	97
Investment Company, Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$150,775,297

Total number of portfolio holdings	97

Portfolio turnover rate (for the six months ended June 30, 2024)	33%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	18.4%

Financials	16.5%

Utilities	9.7%

Real Estate	8.7%

Consumer Discretionary	8.7%

Health Care	8.7%

Materials	8.5%

Information Technology	8.0%

Energy	6.1%

Consumer Staples	4.6%

Other	1.0%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	0.1%

Top Ten Holdings (as a % of Net Assets)

Fidelity National Information Services, Inc.	2.2%

Marvell Technology, Inc.	2.2%

Steel Dynamics, Inc.	2.0%

GE Vernova, Inc.	1.9%

Lennar Corp., Class A	1.9%

United Rentals, Inc.	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

NiSource, Inc.	1.8%

VICI Properties, Inc. (REIT), Class A	1.8%

Zimmer Biomet Holdings, Inc.	1.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Fidelity National Information Services, Inc.	2.2%

Marvell Technology, Inc.	2.2%

Steel Dynamics, Inc.	2.0%

GE Vernova, Inc.	1.9%

Lennar Corp., Class A	1.9%

United Rentals, Inc.	1.8%

AvalonBay Communities, Inc. (REIT)	1.8%

NiSource, Inc.	1.8%

VICI Properties, Inc. (REIT), Class A	1.8%

Zimmer Biomet Holdings, Inc.	1.8%

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Goldman Sachs Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.11%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.11%	[1]
Net Assets	$ 784,020,940
Holdings Count | Holding	513
Investment Company, Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$784,020,940

Total number of portfolio holdings	513

Portfolio turnover rate (for the six months ended June 30, 2024)	66%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		41.1%

Common Stocks		30.6%

Information Technology	9.9%

Financials	3.7%

Health Care	3.6%

Consumer Discretionary	3.1%

Communication Services	2.9%

Industrials	2.5%

Consumer Staples	1.8%

Energy	1.1%

Utilities	0.7%

Materials	0.7%

Real Estate	0.6%

Rights		0.0	% #

Short-Term Investments		24.3%

Cash and Other Assets Less Liabilities		4.0%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.65%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 1,553,835,219
Holdings Count | Holding	516
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,553,835,219

Total number of portfolio holdings	516

Portfolio turnover rate (for the six months ended June 30, 2024)	31%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	34.0%

Health Care	9.9

Utilities	8.6

Information Technology	7.9

Energy	7.7

Communication Services	6.8

Industrials	5.7

Consumer Staples	5.4

Real Estate	4.3

Materials	4.2

Other	4.2

Short-Term Investments	0.9

Cash and Other Assets Less Liabilities	0.4%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc., 1.65%, 2/8/31	1.4%

KeyBank NA, 5.00%, 1/26/33	1.2%

Johnson & Johnson, 1.30%, 9/1/30	1.1%

Bank of America Corp., 2.59%, 4/29/31	1.0%

Centene Corp., 2.63%, 8/1/31	0.9%

T-Mobile USA, Inc., 3.50%, 4/15/31	0.9%

Xcel Energy, Inc., 5.45%, 8/15/33	0.8%

Targa Resources Partners LP, 4.88%, 2/1/31	0.8%

Golub Capital BDC, Inc., 6.00%, 7/15/29	0.8%

HSBC Holdings plc, 2.85%, 6/4/31	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple, Inc., 1.65%, 2/8/31	1.4%

KeyBank NA, 5.00%, 1/26/33	1.2%

Johnson & Johnson, 1.30%, 9/1/30	1.1%

Bank of America Corp., 2.59%, 4/29/31	1.0%

Centene Corp., 2.63%, 8/1/31	0.9%

T-Mobile USA, Inc., 3.50%, 4/15/31	0.9%

Xcel Energy, Inc., 5.45%, 8/15/33	0.8%

Targa Resources Partners LP, 4.88%, 2/1/31	0.8%

Golub Capital BDC, Inc., 6.00%, 7/15/29	0.8%

HSBC Holdings plc, 2.85%, 6/4/31	0.8%

EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE CORPORATE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Corporate Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$20	0.40%

*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 1,553,835,219
Holdings Count | Holding	516
Investment Company, Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,553,835,219

Total number of portfolio holdings	516

Portfolio turnover rate (for the six months ended June 30, 2024)	31%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	34.0%

Health Care	9.9

Utilities	8.6

Information Technology	7.9

Energy	7.7

Communication Services	6.8

Industrials	5.7

Consumer Staples	5.4

Real Estate	4.3

Materials	4.2

Other	4.2

Short-Term Investments	0.9

Cash and Other Assets Less Liabilities	0.4%

Top Ten Holdings (as a % of Net Assets)

Apple, Inc., 1.65%, 2/8/31	1.4%

KeyBank NA, 5.00%, 1/26/33	1.2%

Johnson & Johnson, 1.30%, 9/1/30	1.1%

Bank of America Corp., 2.59%, 4/29/31	1.0%

Centene Corp., 2.63%, 8/1/31	0.9%

T-Mobile USA, Inc., 3.50%, 4/15/31	0.9%

Xcel Energy, Inc., 5.45%, 8/15/33	0.8%

Targa Resources Partners LP, 4.88%, 2/1/31	0.8%

Golub Capital BDC, Inc., 6.00%, 7/15/29	0.8%

HSBC Holdings plc, 2.85%, 6/4/31	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Apple, Inc., 1.65%, 2/8/31	1.4%

KeyBank NA, 5.00%, 1/26/33	1.2%

Johnson & Johnson, 1.30%, 9/1/30	1.1%

Bank of America Corp., 2.59%, 4/29/31	1.0%

Centene Corp., 2.63%, 8/1/31	0.9%

T-Mobile USA, Inc., 3.50%, 4/15/31	0.9%

Xcel Energy, Inc., 5.45%, 8/15/33	0.8%

Targa Resources Partners LP, 4.88%, 2/1/31	0.8%

Golub Capital BDC, Inc., 6.00%, 7/15/29	0.8%

HSBC Holdings plc, 2.85%, 6/4/31	0.8%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$32	0.64%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 4,359,525,316
Holdings Count | Holding	219
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$4,359,525,316

Total number of portfolio holdings	219

Portfolio turnover rate (for the six months ended June 30, 2024)	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.7%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.8%

Corporate Bonds	0.1%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.7%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.64%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 4,359,525,316
Holdings Count | Holding	219
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$4,359,525,316

Total number of portfolio holdings	219

Portfolio turnover rate (for the six months ended June 30, 2024)	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.7%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.8%

Corporate Bonds	0.1%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.7%

EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERMEDIATE GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Intermediate Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.39%

*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 4,359,525,316
Holdings Count | Holding	219
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$4,359,525,316

Total number of portfolio holdings	219

Portfolio turnover rate (for the six months ended June 30, 2024)	15%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	49.7%

U.S. Treasury Obligations	41.1%

Exchange Traded Funds	7.8%

Corporate Bonds	0.1%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	0.7%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$53	1.04%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 1,192,933,791
Holdings Count | Holding	858
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,192,933,791

Total number of portfolio holdings	858

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	16.6%

Japan	15.6%

United Kingdom	9.0%

Germany	7.5%

France	7.0%

Switzerland	4.7%

Australia	4.1%

Netherlands	4.1%

Denmark	2.5%

Spain	2.0%

Other	16.6%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	8.1%

Top 10 Sectors (as a % of Net Assets)

Industrials	15.1%

Financials	14.5%

Health Care	10.4%

Information Technology	10.1%

Consumer Discretionary	9.2%

Exchange Traded Fund	8.8%

Consumer Staples	6.7%

Materials	5.9%

Energy	3.1%

Communication Services	2.9%

EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.79%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[1]
Net Assets	$ 1,192,933,791
Holdings Count | Holding	858
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,192,933,791

Total number of portfolio holdings	858

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	16.6%

Japan	15.6%

United Kingdom	9.0%

Germany	7.5%

France	7.0%

Switzerland	4.7%

Australia	4.1%

Netherlands	4.1%

Denmark	2.5%

Spain	2.0%

Other	16.6%

Short-Term Investments	2.2%

Cash and Other Assets Less Liabilities	8.1%

Top 10 Sectors (as a % of Net Assets)

Industrials	15.1%

Financials	14.5%

Health Care	10.4%

Information Technology	10.1%

Consumer Discretionary	9.2%

Exchange Traded Fund	8.8%

Consumer Staples	6.7%

Materials	5.9%

Energy	3.1%

Communication Services	2.9%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$37	0.72%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,715,954,678
Holdings Count | Holding	1,262
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,715,954,678

Total number of portfolio holdings	1,262

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	24.5%

United Kingdom	17.8%

France	12.8%

Germany	10.2%

Australia	10.1%

United States	8.8%

Netherlands	5.7%

Italy	2.8%

Spain	2.8%

Finland	0.7%

Other	2.3%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.1%

Top 10 Sectors (as a % of Net Assets)

Financials	19.1%

Industrials	17.0%

Consumer Discretionary	13.4%

Information Technology	10.9%

Consumer Staples	8.6%

Health Care	8.1%

Materials	7.1%

Energy	6.0%

Communication Services	3.7%

Utilities	2.9%

EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL EQUITY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Equity Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$37	0.72%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,715,954,678
Holdings Count | Holding	1,262
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,715,954,678

Total number of portfolio holdings	1,262

Portfolio turnover rate (for the six months ended June 30, 2024)	3%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	24.5%

United Kingdom	17.8%

France	12.8%

Germany	10.2%

Australia	10.1%

United States	8.8%

Netherlands	5.7%

Italy	2.8%

Spain	2.8%

Finland	0.7%

Other	2.3%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	1.1%

Top 10 Sectors (as a % of Net Assets)

Financials	19.1%

Industrials	17.0%

Consumer Discretionary	13.4%

Information Technology	10.9%

Consumer Staples	8.6%

Health Care	8.1%

Materials	7.1%

Energy	6.0%

Communication Services	3.7%

Utilities	2.9%

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Conservative-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.29%

*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 833,478,993
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$833,478,993

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Fixed Income	59.2%

Equity	40.7%

Cash and Other Assets Less Liabilities		0.1%

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$25	0.49%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%
Net Assets	$ 5,479,741,638
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$5,479,741,638

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.6%

Fixed Income	49.3%

Cash and Other Assets Less Liabilities		0.1%

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 5,479,741,638
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$5,479,741,638

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.6%

Fixed Income	49.3%

Cash and Other Assets Less Liabilities		0.1%

EQ/MODERATE ALLOCATION PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 5,479,741,638
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$5,479,741,638

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	50.6%

Fixed Income	49.3%

Cash and Other Assets Less Liabilities		0.1%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$25	0.49%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[1]
Net Assets	$ 7,040,064,002
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$7,040,064,002

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MODERATE-PLUS ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Moderate-Plus Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$12	0.24%

*	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[1]
Net Assets	$ 7,040,064,002
Holdings Count | Holding	36
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$7,040,064,002

Total number of portfolio holdings	36

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		99.9%

Equity	70.8%

Fixed Income	29.1%

Cash and Other Assets Less Liabilities		0.1%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$26	0.50%

*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 3,224,477,741
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,224,477,741

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.1%

Fixed Income	8.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

EQ/AGGRESSIVE ALLOCATION PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AGGRESSIVE ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Aggressive Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$13	0.25%

*	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 3,224,477,741
Holdings Count | Holding	37
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,224,477,741

Total number of portfolio holdings	37

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	91.1%

Fixed Income	8.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$33	0.65%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 75,854,173
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$75,854,173

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.3%

Fixed Income	42.2%

Equity	21.1%

Exchange Traded Funds		34.5%

Equity	29.4%

Fixed Income	5.1%

Short-Term Investments		0.5%

Cash and Other Assets Less Liabilities		1.7%

EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE CONSERVATIVE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Conservative Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 75,854,173
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$75,854,173

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		63.3%

Fixed Income	42.2%

Equity	21.1%

Exchange Traded Funds		34.5%

Equity	29.4%

Fixed Income	5.1%

Short-Term Investments		0.5%

Cash and Other Assets Less Liabilities		1.7%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$31	0.61%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 20,063,538
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$20,063,538

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		60.7%

Equity	37.2%

Fixed Income	23.5%

Exchange Traded Funds		37.2%

Equity	33.0%

Fixed Income	4.2%

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		(0.2)%

EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE MODERATE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Moderate Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$19	0.36%

*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%	[1]
Net Assets	$ 20,063,538
Holdings Count | Holding	15
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$20,063,538

Total number of portfolio holdings	15

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		60.7%

Equity	37.2%

Fixed Income	23.5%

Exchange Traded Funds		37.2%

Equity	33.0%

Fixed Income	4.2%

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		(0.2)%

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.59%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 23,471,102
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$23,471,102

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		61.9%

Equity	53.9%

Fixed Income	8.0%

Exchange Traded Funds		35.9%

Equity	35.9%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

EQUITABLE GROWTH MF/ETF PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQUITABLE GROWTH MF/ETF PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Equitable Growth MF/ETF Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$18	0.35%

*	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 23,471,102
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$23,471,102

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		61.9%

Equity	53.9%

Fixed Income	8.0%

Exchange Traded Funds		35.9%

Equity	35.9%

Short-Term Investments		1.9%

Cash and Other Assets Less Liabilities		0.3%

TARGET 2015 ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$28	0.55%

*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 26,036,995
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$26,036,995

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	72.5%

Equity	27.6%

Cash and Other Assets Less Liabilities		(0.1)%

TARGET 2015 ALLOCATION PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	TARGET 2015 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2015 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$15	0.30%

*	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
Net Assets	$ 26,036,995
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$26,036,995

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Fixed Income	72.5%

Equity	27.6%

Cash and Other Assets Less Liabilities		(0.1)%

TARGET 2025 ALLOCATION PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$30	0.58%
* Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[1]
Net Assets	$ 146,999,323
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$146,999,323

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	55.1%

Fixed Income	45.0%

Cash and Other Assets Less Liabilities		(0.1)%

Target 2025 Allocation Portfolio Class K
Shareholder Report [Line Items]
Fund Name	TARGET 2025 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2025 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx.
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$17	0.33%

*	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[1]
Net Assets	$ 146,999,323
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$146,999,323

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	55.1%

Fixed Income	45.0%

Cash and Other Assets Less Liabilities		(0.1)%

Target 2035 Allocation Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.56%
* Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 242,649,816
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$242,649,816

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	73.0%

Fixed Income	27.0%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Target 2035 Allocation Portfolio Class K
Shareholder Report [Line Items]
Fund Name	TARGET 2035 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2035 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$16	0.31%
* Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 242,649,816
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$242,649,816

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	73.0%

Fixed Income	27.0%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Target 2045 Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.56%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 229,560,605
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$229,560,605

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	83.1%

Fixed Income	17.0%

Cash and Other Assets Less Liabilities		(0.1)%

Target 2045 Allocation Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	TARGET 2045 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2045 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$16	0.31%

*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[1]
Net Assets	$ 229,560,605
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$229,560,605

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.1%

Equity	83.1%

Fixed Income	17.0%

Cash and Other Assets Less Liabilities		(0.1)%

Target 2055 Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$33	0.64%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 115,187,698
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$115,187,698

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	93.1%

Fixed Income	6.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

Target 2055 Allocation Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	TARGET 2055 ALLOCATION PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Target 2055 Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.39%

*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 115,187,698
Holdings Count | Holding	16
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$115,187,698

Total number of portfolio holdings	16

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Investment Companies		100.0%

Equity	93.1%

Fixed Income	6.9%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

1290 VT Moderate Growth Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.04%
* Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.04%	[1]
Net Assets	$ 188,735,550
Holdings Count | Holding	12
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$188,735,550

Total number of portfolio holdings	12

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.9%

Fixed Income	34.7%

Short-Term Investments		5.7%

Cash and Other Assets Less Liabilities		(5.3)%

Top Ten Holdings (as a % of Net Assets)
Vanguard Intermediate-Term Corporate Bond ETF	34.7%
iShares Core S&P 500 ETF	16.4%
Vanguard S&P 500 ETF	16.3%
iShares Core MSCI EAFE ETF	15.3%
Vanguard Large-Cap ETF	5.5%
iShares Core S&P Mid-Cap ETF	5.2%
iShares MSCI EAFE ETF	4.1%
Invesco Government & Agency Portfolio, Institutional Shares	4.0%
Dreyfus Treasury Obligations Cash Management Fund	1.2%
iShares Russell 2000 ETF	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)
Vanguard Intermediate-Term Corporate Bond ETF	34.7%
iShares Core S&P 500 ETF	16.4%
Vanguard S&P 500 ETF	16.3%
iShares Core MSCI EAFE ETF	15.3%
Vanguard Large-Cap ETF	5.5%
iShares Core S&P Mid-Cap ETF	5.2%
iShares MSCI EAFE ETF	4.1%
Invesco Government & Agency Portfolio, Institutional Shares	4.0%
Dreyfus Treasury Obligations Cash Management Fund	1.2%
iShares Russell 2000 ETF	1.0%

1290 VT Multi-Alternative Strategies Portfolio (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 8,775,697
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$8,775,697

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	31.1%

Fixed Income	26.5%

Alternatives	26.2%

Commodity	15.6%

Short-Term Investments		15.8%

Cash and Other Assets Less Liabilities		(15.2)%

1290 VT Multi-Alternative Strategies Portfolio (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT MULTI-ALTERNATIVE STRATEGIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Multi-Alternative Strategies Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.85%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 8,775,697
Holdings Count | Holding	13
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$8,775,697

Total number of portfolio holdings	13

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.4%

Equity	31.1%

Fixed Income	26.5%

Alternatives	26.2%

Commodity	15.6%

Short-Term Investments		15.8%

Cash and Other Assets Less Liabilities		(15.2)%

1290 VT Convertible Securities Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$45	0.90%

*	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 44,319,359
Holdings Count | Holding	297
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$44,319,359

Total number of portfolio holdings	297

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.9%

Consumer Discretionary	18.3%

Health Care	12.3%

Utilities	10.6%

Financials	10.4%

Industrials	8.2%

Communication Services	7.6%

Real Estate	3.1%

Materials	1.7%

Consumer Staples	1.1%

Other	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co., 7.50%	2.0%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.0%

Bank of America Corp., 7.25%	1.6%

Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	1.6%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.5%

Western Digital Corp., 3.00%, 11/15/28	1.1%

Ford Motor Co., , 3/15/26	0.9%

Albemarle Corp., 7.25%	0.9%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co., 7.50%	2.0%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.0%

Bank of America Corp., 7.25%	1.6%

Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	1.6%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.5%

Western Digital Corp., 3.00%, 11/15/28	1.1%

Ford Motor Co., , 3/15/26	0.9%

Albemarle Corp., 7.25%	0.9%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

1290 VT Convertible Securities Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	1290 VT CONVERTIBLE SECURITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Convertible Securities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.65%
* Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 44,319,359
Holdings Count | Holding	297
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$44,319,359

Total number of portfolio holdings	297

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.9%

Consumer Discretionary	18.3%

Health Care	12.3%

Utilities	10.6%

Financials	10.4%

Industrials	8.2%

Communication Services	7.6%

Real Estate	3.1%

Materials	1.7%

Consumer Staples	1.1%

Other	0.6%

Short-Term Investments	1.0%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co., 7.50%	2.0%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.0%

Bank of America Corp., 7.25%	1.6%

Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	1.6%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.5%

Western Digital Corp., 3.00%, 11/15/28	1.1%

Ford Motor Co., , 3/15/26	0.9%

Albemarle Corp., 7.25%	0.9%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co., 7.50%	2.0%

Alibaba Group Holding Ltd., 0.50%, 6/1/31	2.0%

Bank of America Corp., 7.25%	1.6%

Royal Caribbean Cruises Ltd., 6.00%, 8/15/25	1.6%

Palo Alto Networks, Inc., 0.38%, 6/1/25	1.5%

Western Digital Corp., 3.00%, 11/15/28	1.1%

Ford Motor Co., , 3/15/26	0.9%

Albemarle Corp., 7.25%	0.9%

Seagate HDD Cayman, 3.50%, 6/1/28	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.89%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 536,212,119
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$536,212,119

Total number of portfolio holdings	797

Portfolio turnover rate (for the six months ended June 30, 2024)	70%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	23.3%

U.S. Treasury Obligations	21.3%

Mortgage-Backed Securities	17.4%

Asset-Backed Securities	16.0%

Collateralized Mortgage Obligations	12.8%

Commercial Mortgage-Backed Securities	5.4%

Investment Companies	1.6%

Foreign Government Securities	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT DOUBLELINE OPPORTUNISTIC BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT DoubleLine Opportunistic Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.64%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 536,212,119
Holdings Count | Holding	797
Investment Company, Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$536,212,119

Total number of portfolio holdings	797

Portfolio turnover rate (for the six months ended June 30, 2024)	70%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	23.3%

U.S. Treasury Obligations	21.3%

Mortgage-Backed Securities	17.4%

Asset-Backed Securities	16.0%

Collateralized Mortgage Obligations	12.8%

Commercial Mortgage-Backed Securities	5.4%

Investment Companies	1.6%

Foreign Government Securities	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

1290 VT EQUITY INCOME PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$49	0.95%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 471,174,459
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$471,174,459

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	21.6%

Financials	18.1%

Consumer Staples	15.1%

Energy	11.5%

Real Estate	7.8%

Materials	7.6%

Industrials	6.3%

Utilities	5.7%

Information Technology	3.0%

Communication Services	2.8%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Philip Morris International, Inc.	4.6%

Fidelity National Information Services, Inc.	4.1%

Merck & Co., Inc.	4.1%

Air Products and Chemicals, Inc.	3.5%

Humana, Inc.	3.5%

Entergy Corp.	3.4%

JPMorgan Chase & Co.	3.4%

Public Storage (REIT)	3.3%

Hess Corp.	3.1%

CVS Health Corp.	3.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Philip Morris International, Inc.	4.6%

Fidelity National Information Services, Inc.	4.1%

Merck & Co., Inc.	4.1%

Air Products and Chemicals, Inc.	3.5%

Humana, Inc.	3.5%

Entergy Corp.	3.4%

JPMorgan Chase & Co.	3.4%

Public Storage (REIT)	3.3%

Hess Corp.	3.1%

CVS Health Corp.	3.1%

1290 VT EQUITY INCOME PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT EQUITY INCOME PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Equity Income Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.70%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 471,174,459
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$471,174,459

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	21.6%

Financials	18.1%

Consumer Staples	15.1%

Energy	11.5%

Real Estate	7.8%

Materials	7.6%

Industrials	6.3%

Utilities	5.7%

Information Technology	3.0%

Communication Services	2.8%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Philip Morris International, Inc.	4.6%

Fidelity National Information Services, Inc.	4.1%

Merck & Co., Inc.	4.1%

Air Products and Chemicals, Inc.	3.5%

Humana, Inc.	3.5%

Entergy Corp.	3.4%

JPMorgan Chase & Co.	3.4%

Public Storage (REIT)	3.3%

Hess Corp.	3.1%

CVS Health Corp.	3.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Philip Morris International, Inc.	4.6%

Fidelity National Information Services, Inc.	4.1%

Merck & Co., Inc.	4.1%

Air Products and Chemicals, Inc.	3.5%

Humana, Inc.	3.5%

Entergy Corp.	3.4%

JPMorgan Chase & Co.	3.4%

Public Storage (REIT)	3.3%

Hess Corp.	3.1%

CVS Health Corp.	3.1%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$63	1.25%

*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.25%	[1]
Net Assets	$ 165,602,526
Holdings Count | Holding	159
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$165,602,526

Total number of portfolio holdings	159

Portfolio turnover rate (for the six months ended June 30, 2024)	105%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks			64.4%

Communication Services	15.2%

Health Care	10.2%

Utilities	10.1%

Industrials	6.5%

Consumer Discretionary	5.4%

Information Technology	4.8%

Materials	4.5%

Energy	3.6%

Financials	3.2%

Real Estate	0.5%

Consumer Staples	0.4%

Rights			0.2%

Health Care	0.2%

Consumer Staples	0.0	% #

Information Technology	0.0	% #

Materials	0.0	% #

Industrials	0.0	% #

Short-Term Investments			30.2%

Cash and Other Assets Less Liabilities			5.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.2%

United States Cellular Corp.	2.8%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Olink Holding AB (ADR)	2.5%

Lennar Corp., Class B	2.3%

Equitrans Midstream Corp.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.1%

Surmodics, Inc.	2.0%

National Fuel Gas Co.	2.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.2%

United States Cellular Corp.	2.8%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Olink Holding AB (ADR)	2.5%

Lennar Corp., Class B	2.3%

Equitrans Midstream Corp.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.1%

Surmodics, Inc.	2.0%

National Fuel Gas Co.	2.0%

1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO MERGERS & ACQUISITIONS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Mergers & Acquisitions Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$50	1.00%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 165,602,526
Holdings Count | Holding	159
Investment Company, Portfolio Turnover	105.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$165,602,526

Total number of portfolio holdings	159

Portfolio turnover rate (for the six months ended June 30, 2024)	105%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks			64.4%

Communication Services	15.2%

Health Care	10.2%

Utilities	10.1%

Industrials	6.5%

Consumer Discretionary	5.4%

Information Technology	4.8%

Materials	4.5%

Energy	3.6%

Financials	3.2%

Real Estate	0.5%

Consumer Staples	0.4%

Rights			0.2%

Health Care	0.2%

Consumer Staples	0.0	% #

Information Technology	0.0	% #

Materials	0.0	% #

Industrials	0.0	% #

Short-Term Investments			30.2%

Cash and Other Assets Less Liabilities			5.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.2%

United States Cellular Corp.	2.8%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Olink Holding AB (ADR)	2.5%

Lennar Corp., Class B	2.3%

Equitrans Midstream Corp.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.1%

Surmodics, Inc.	2.0%

National Fuel Gas Co.	2.0%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	29.2%

United States Cellular Corp.	2.8%

Southwest Gas Holdings, Inc.	2.8%

Vulcan Materials Co.	2.7%

Olink Holding AB (ADR)	2.5%

Lennar Corp., Class B	2.3%

Equitrans Midstream Corp.	2.2%

Atlanta Braves Holdings, Inc., Class A	2.1%

Surmodics, Inc.	2.0%

National Fuel Gas Co.	2.0%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 3,446,029,825
Holdings Count | Holding	379
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,446,029,825

Total number of portfolio holdings	379

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	42.9%

Consumer Discretionary	16.4%

Communication Services	7.5%

Materials	5.7%

Consumer Staples	5.1%

Information Technology	4.7%

Utilities	4.3%

Financials	3.3%

Real Estate	2.8%

Health Care	2.5%

Other	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	2.2%

Top Ten Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.5%

GATX Corp.	3.0%

Herc Holdings, Inc.	2.9%

Crane Co.	2.3%

Modine Manufacturing Co.	2.2%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.8%

Rollins, Inc.	1.7%

AMETEK, Inc.	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.5%

GATX Corp.	3.0%

Herc Holdings, Inc.	2.9%

Crane Co.	2.3%

Modine Manufacturing Co.	2.2%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.8%

Rollins, Inc.	1.7%

AMETEK, Inc.	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT GAMCO SMALL COMPANY VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT GAMCO Small Company Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$40	0.80%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 3,446,029,825
Holdings Count | Holding	379
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,446,029,825

Total number of portfolio holdings	379

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	42.9%

Consumer Discretionary	16.4%

Communication Services	7.5%

Materials	5.7%

Consumer Staples	5.1%

Information Technology	4.7%

Utilities	4.3%

Financials	3.3%

Real Estate	2.8%

Health Care	2.5%

Other	1.5%

Short-Term Investments	1.1%

Cash and Other Assets Less Liabilities	2.2%

Top Ten Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.5%

GATX Corp.	3.0%

Herc Holdings, Inc.	2.9%

Crane Co.	2.3%

Modine Manufacturing Co.	2.2%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.8%

Rollins, Inc.	1.7%

AMETEK, Inc.	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Mueller Industries, Inc.	3.5%

GATX Corp.	3.0%

Herc Holdings, Inc.	2.9%

Crane Co.	2.3%

Modine Manufacturing Co.	2.2%

Penske Automotive Group, Inc.	1.8%

Republic Services, Inc.	1.8%

Rollins, Inc.	1.7%

AMETEK, Inc.	1.6%

Ryman Hospitality Properties, Inc. (REIT)	1.5%

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$50	1.00%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 242,001,683
Holdings Count | Holding	479
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$242,001,683

Total number of portfolio holdings	479

Portfolio turnover rate (for the six months ended June 30, 2024)	20%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.6%

Consumer Discretionary	14.6%

Financials	11.1%

Information Technology	10.7%

Industrials	10.4%

Communication Services	8.7%

Materials	7.7%

Energy	7.6%

Health Care	5.7%

Other	6.1%

Exchange Traded Funds		8.8%

Loan Participations		3.8%

Financials	1.9%

Information Technology	1.2%

Other	0.7%

Common Stocks		0.0	% #

Short-Term Investments		8.5%

Cash and Other Assets Less Liabilities		(3.7)%

Top Ten Holdings (as a % of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.8%

Invesco Government & Agency Portfolio, Institutional Shares	2.5%

SPDR Portfolio High Yield Bond ETF	2.0%

Dreyfus Treasury Obligations Cash Management Fund	1.6%

iShares iBoxx $ High Yield Corporate Bond ETF	1.5%

SPDR Bloomberg High Yield Bond ETF	1.5%

Western Asset Institutional Government Reserves	0.9%

Fund, Institutional Shares

Caesars Entertainment, Inc., 7.00%, 2/15/30	0.9%

Goldman Sachs Financial Square Government Fund	0.8%

U.S. Treasury Bills, 5.09%, 7/30/24	0.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.8%

Invesco Government & Agency Portfolio, Institutional Shares	2.5%

SPDR Portfolio High Yield Bond ETF	2.0%

Dreyfus Treasury Obligations Cash Management Fund	1.6%

iShares iBoxx $ High Yield Corporate Bond ETF	1.5%

SPDR Bloomberg High Yield Bond ETF	1.5%

Western Asset Institutional Government Reserves	0.9%

Fund, Institutional Shares

Caesars Entertainment, Inc., 7.00%, 2/15/30	0.9%

Goldman Sachs Financial Square Government Fund	0.8%

U.S. Treasury Bills, 5.09%, 7/30/24	0.8%

1290 VT HIGH YIELD BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT HIGH YIELD BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT High Yield Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx.
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$38	0.75%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 242,001,683
Holdings Count | Holding	479
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$242,001,683

Total number of portfolio holdings	479

Portfolio turnover rate (for the six months ended June 30, 2024)	20%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		82.6%

Consumer Discretionary	14.6%

Financials	11.1%

Information Technology	10.7%

Industrials	10.4%

Communication Services	8.7%

Materials	7.7%

Energy	7.6%

Health Care	5.7%

Other	6.1%

Exchange Traded Funds		8.8%

Loan Participations		3.8%

Financials	1.9%

Information Technology	1.2%

Other	0.7%

Common Stocks		0.0	% #

Short-Term Investments		8.5%

Cash and Other Assets Less Liabilities		(3.7)%

# Less than 0.05%

Top Ten Holdings (as a % of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.8%

Invesco Government & Agency Portfolio, Institutional	2.5%

Shares

SPDR Portfolio High Yield Bond ETF	2.0%

Dreyfus Treasury Obligations Cash Management Fund	1.6%

iShares iBoxx $ High Yield Corporate Bond ETF	1.5%

SPDR Bloomberg High Yield Bond ETF	1.5%

Western Asset Institutional Government Reserves	0.9%

Fund, Institutional Shares

Caesars Entertainment, Inc., 7.00%, 2/15/30	0.9%

Goldman Sachs Financial Square Government Fund	0.8%

U.S. Treasury Bills, 5.09%, 7/30/24	0.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

iShares Broad USD High Yield Corporate Bond ETF	3.8%

Invesco Government & Agency Portfolio, Institutional	2.5%

Shares

SPDR Portfolio High Yield Bond ETF	2.0%

Dreyfus Treasury Obligations Cash Management Fund	1.6%

iShares iBoxx $ High Yield Corporate Bond ETF	1.5%

SPDR Bloomberg High Yield Bond ETF	1.5%

Western Asset Institutional Government Reserves	0.9%

Fund, Institutional Shares

Caesars Entertainment, Inc., 7.00%, 2/15/30	0.9%

Goldman Sachs Financial Square Government Fund	0.8%

U.S. Treasury Bills, 5.09%, 7/30/24	0.8%

1290 VT MICRO CAP PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx.
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$58	1.15%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 156,013,033
Holdings Count | Holding	1,577
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$156,013,033

Total number of portfolio holdings	1,577

Portfolio turnover rate (for the six months ended June 30, 2024)	52%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	25.3%

Information Technology	17.4%

Industrials	16.9%

Financials	14.4%

Consumer Discretionary	9.6%

Consumer Staples	5.4%

Energy	2.6%

Communication Services	2.2%

Real Estate	1.9%

Materials	1.8%

Other	0.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	(3.3)%

Top Ten Holdings (as a % of Net Assets)

Vital Farms, Inc.	2.2%

Invesco Government & Agency Portfolio, Institutional Shares	1.8%

RxSight, Inc.	1.6%

Zeta Global Holdings Corp., Class A	1.4%

UFP Technologies, Inc.	1.4%

Blue Bird Corp.	1.4%

Sterling Infrastructure, Inc.	1.3%

VSE Corp.	1.2%

Credo Technology Group Holding Ltd.	1.2%

Green Brick Partners, Inc.	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Vital Farms, Inc.	2.2%

Invesco Government & Agency Portfolio, Institutional Shares	1.8%

RxSight, Inc.	1.6%

Zeta Global Holdings Corp., Class A	1.4%

UFP Technologies, Inc.	1.4%

Blue Bird Corp.	1.4%

Sterling Infrastructure, Inc.	1.3%

VSE Corp.	1.2%

Credo Technology Group Holding Ltd.	1.2%

Green Brick Partners, Inc.	1.2%

1290 VT MICRO CAP PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT MICRO CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Micro Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx.
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$46	0.90%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 156,013,033
Holdings Count | Holding	1,577
Investment Company, Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$156,013,033

Total number of portfolio holdings	1,577

Portfolio turnover rate (for the six months ended June 30, 2024)	52%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	25.3%

Information Technology	17.4%

Industrials	16.9%

Financials	14.4%

Consumer Discretionary	9.6%

Consumer Staples	5.4%

Energy	2.6%

Communication Services	2.2%

Real Estate	1.9%

Materials	1.8%

Other	0.4%

Short-Term Investments	5.4%

Cash and Other Assets Less Liabilities	(3.3)%

Top Ten Holdings (as a % of Net Assets)

Vital Farms, Inc.	2.2%

Invesco Government & Agency Portfolio, Institutional Shares	1.8%

RxSight, Inc.	1.6%

Zeta Global Holdings Corp., Class A	1.4%

UFP Technologies, Inc.	1.4%

Blue Bird Corp.	1.4%

Sterling Infrastructure, Inc.	1.3%

VSE Corp.	1.2%

Credo Technology Group Holding Ltd.	1.2%

Green Brick Partners, Inc.	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Vital Farms, Inc.	2.2%

Invesco Government & Agency Portfolio, Institutional Shares	1.8%

RxSight, Inc.	1.6%

Zeta Global Holdings Corp., Class A	1.4%

UFP Technologies, Inc.	1.4%

Blue Bird Corp.	1.4%

Sterling Infrastructure, Inc.	1.3%

VSE Corp.	1.2%

Credo Technology Group Holding Ltd.	1.2%

Green Brick Partners, Inc.	1.2%

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.90%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Net Assets	$ 34,248,846
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$34,248,846

Total number of portfolio holdings	90

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	66.3%

Materials	31.8%

Consumer Staples	1.6%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top 10 Countries (as a % of Net Assets)

United States	60.4%

Australia	13.3%

Canada	12.0%

France	4.5%

Japan	1.5%

Norway	1.3%

South Africa	1.3%

Italy	1.0%

Brazil	0.9%

Finland	0.8%

Largest Holdings [Text Block]

Top 10 Countries (as a % of Net Assets)

United States	60.4%

Australia	13.3%

Canada	12.0%

France	4.5%

Japan	1.5%

Norway	1.3%

South Africa	1.3%

Italy	1.0%

Brazil	0.9%

Finland	0.8%

1290 VT NATURAL RESOURCES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT NATURAL RESOURCES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Natural Resources Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$33	0.65%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 34,248,846
Holdings Count | Holding	90
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$34,248,846

Total number of portfolio holdings	90

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	66.3%

Materials	31.8%

Consumer Staples	1.6%

Short-Term Investments	1.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top 10 Countries (as a % of Net Assets)

United States	60.4%

Australia	13.3%

Canada	12.0%

France	4.5%

Japan	1.5%

Norway	1.3%

South Africa	1.3%

Italy	1.0%

Brazil	0.9%

Finland	0.8%

Largest Holdings [Text Block]

Top 10 Countries (as a % of Net Assets)

United States	60.4%

Australia	13.3%

Canada	12.0%

France	4.5%

Japan	1.5%

Norway	1.3%

South Africa	1.3%

Italy	1.0%

Brazil	0.9%

Finland	0.8%

1290 VT REAL ESTATE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IB	$44	0.90%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 34,823,851
Holdings Count | Holding	366
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$34,823,851

Total number of portfolio holdings	366

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Equity Real Estate Investment Trusts (REITs)		86.0%

Retail REITs	16.1%

Industrial REITs	16.1%

Health Care REITs	9.5%

Multi-Family Residential REITs	9.1%

Data Center REITs	7.4%

Other	27.8%

Real Estate Management & Development		12.1%

Real Estate Operating Companies	7.0%

Diversified Real Estate Activities	4.8%

Real Estate Development	0.3%

Health Care Equipment & Services		0.1%

Health Care Facilities	0.1%

Closed-end Funds		0.1%

Real Estate		0.0	% #
Exchange Traded Funds		0.9%
Short-Term Investments		1.2%
Cash and Other Assets and Liabilities		(0.4	) %

Top Ten Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.3%

Welltower, Inc. (REIT)	3.7%

Simon Property Group, Inc. (REIT)	3.0%

Digital Realty Trust, Inc. (REIT)	3.0%

Realty Income Corp. (REIT)	2.7%

Public Storage (REIT)	2.7%

Goodman Group (REIT)	2.6%

Extra Space Storage, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.3%

Welltower, Inc. (REIT)	3.7%

Simon Property Group, Inc. (REIT)	3.0%

Digital Realty Trust, Inc. (REIT)	3.0%

Realty Income Corp. (REIT)	2.7%

Public Storage (REIT)	2.7%

Goodman Group (REIT)	2.6%

Extra Space Storage, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.8%

1290 VT REAL ESTATE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT REAL ESTATE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Real Estate Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Class K	$32	0.65%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 34,823,851
Holdings Count | Holding	366
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$34,823,851

Total number of portfolio holdings	366

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Industry Group and Sub-Industry Weightings (as a % of Net Assets)

Equity Real Estate Investment Trusts (REITs)		86.0%

Retail REITs	16.1%

Industrial REITs	16.1%

Health Care REITs	9.5%

Multi-Family Residential REITs	9.1%

Data Center REITs	7.4%

Other	27.8%

Real Estate Management & Development		12.1%

Real Estate Operating Companies	7.0%

Diversified Real Estate Activities	4.8%

Real Estate Development	0.2%

Health Care Equipment & Services		0.1%

Health Care Facilities	0.1%

Closed-end Funds		0.1%

Real Estate		0.0	% #
Exchange Traded Funds		0.9%
Short-Term Investments		1.2%
Cash and Other Assets and Liabilities		(0.4)%

Top Ten Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.3%

Welltower, Inc. (REIT)	3.7%

Simon Property Group, Inc. (REIT)	3.0%

Digital Realty Trust, Inc. (REIT)	3.0%

Realty Income Corp. (REIT)	2.7%

Public Storage (REIT)	2.7%

Goodman Group (REIT)	2.6%

Extra Space Storage, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Prologis, Inc. (REIT)	6.3%

Equinix, Inc. (REIT)	4.3%

Welltower, Inc. (REIT)	3.7%

Simon Property Group, Inc. (REIT)	3.0%

Digital Realty Trust, Inc. (REIT)	3.0%

Realty Income Corp. (REIT)	2.7%

Public Storage (REIT)	2.7%

Goodman Group (REIT)	2.6%

Extra Space Storage, Inc. (REIT)	1.9%

VICI Properties, Inc. (REIT), Class A	1.8%

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.15%

*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 382,084,580
Holdings Count | Holding	1,504
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$382,084,580

Total number of portfolio holdings	1,504

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	20.4%

Industrials	18.0%

Consumer Discretionary	14.4%

Financials	14.4%

Real Estate	7.0%

Health Care	4.3%

Materials	4.0%

Consumer Staples	3.5%

Communication Services	3.1%

Information Technology	2.9%

Other	2.4%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	(1.5)%

Top Ten Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	13.6%

JPMorgan Prime Money Market Fund, IM Shares	5.3%

AutoNation, Inc.	4.1%

Penske Automotive Group, Inc.	3.8%

CACI International, Inc., Class A	3.2%

Inter Parfums, Inc.	2.4%

Stolt-Nielsen Ltd.	2.1%

Oshkosh Corp.	1.7%

Clarkson plc	1.6%

Live Nation Entertainment, Inc.	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	13.6%

JPMorgan Prime Money Market Fund, IM Shares	5.3%

AutoNation, Inc.	4.1%

Penske Automotive Group, Inc.	3.8%

CACI International, Inc., Class A	3.2%

Inter Parfums, Inc.	2.4%

Stolt-Nielsen Ltd.	2.1%

Oshkosh Corp.	1.7%

Clarkson plc	1.6%

Live Nation Entertainment, Inc.	1.5%

1290 VT SMALL CAP VALUE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMALL CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Small Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$46	0.90%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 382,084,580
Holdings Count | Holding	1,504
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$382,084,580

Total number of portfolio holdings	1,504

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Energy	20.4%

Industrials	18.0%

Consumer Discretionary	14.4%

Financials	14.4%

Real Estate	7.0%

Health Care	4.3%

Materials	4.0%

Consumer Staples	3.5%

Communication Services	3.1%

Information Technology	2.9%

Other	2.4%

Short-Term Investments	7.1%

Cash and Other Assets Less Liabilities	(1.5)%

Top Ten Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	13.6%

JPMorgan Prime Money Market Fund, IM Shares	5.3%

AutoNation, Inc.	4.1%

Penske Automotive Group, Inc.	3.8%

CACI International, Inc., Class A	3.2%

Inter Parfums, Inc.	2.4%

Stolt-Nielsen Ltd.	2.1%

Oshkosh Corp.	1.7%

Clarkson plc	1.6%

Live Nation Entertainment, Inc.	1.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Texas Pacific Land Corp.	13.6%

JPMorgan Prime Money Market Fund, IM Shares	5.3%

AutoNation, Inc.	4.1%

Penske Automotive Group, Inc.	3.8%

CACI International, Inc., Class A	3.2%

Inter Parfums, Inc.	2.4%

Stolt-Nielsen Ltd.	2.1%

Oshkosh Corp.	1.7%

Clarkson plc	1.6%

Live Nation Entertainment, Inc.	1.5%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 362,780,878
Holdings Count | Holding	270
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$362,780,878

Total number of portfolio holdings	270

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.1%

Financials	17.8%

Industrials	14.9%

Consumer Staples	11.3%

Health Care	10.1%

Consumer Discretionary	8.9%

Communication Services	7.7%

Utilities	3.7%

Materials	1.8%

Real Estate	1.6%

Other	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.6%

NVIDIA Corp.	4.5%

Apple, Inc.	4.4%

Alphabet, Inc., Class A	2.8%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Coca-Cola Co. (The)	1.2%

Procter & Gamble Co. (The)	1.0%

PepsiCo, Inc.	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.6%

NVIDIA Corp.	4.5%

Apple, Inc.	4.4%

Alphabet, Inc., Class A	2.8%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Coca-Cola Co. (The)	1.2%

Procter & Gamble Co. (The)	1.0%

PepsiCo, Inc.	1.0%

1290 VT SMARTBETA EQUITY ESG PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	1290 VT SMARTBETA EQUITY ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT SmartBeta Equity ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$44	0.85%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 362,780,878
Holdings Count | Holding	270
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$362,780,878

Total number of portfolio holdings	270

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.1%

Financials	17.8%

Industrials	14.9%

Consumer Staples	11.3%

Health Care	10.1%

Consumer Discretionary	8.9%

Communication Services	7.7%

Utilities	3.7%

Materials	1.8%

Real Estate	1.6%

Other	0.7%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.6%

NVIDIA Corp.	4.5%

Apple, Inc.	4.4%

Alphabet, Inc., Class A	2.8%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Coca-Cola Co. (The)	1.2%

Procter & Gamble Co. (The)	1.0%

PepsiCo, Inc.	1.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.6%

NVIDIA Corp.	4.5%

Apple, Inc.	4.4%

Alphabet, Inc., Class A	2.8%

Amazon.com, Inc.	2.5%

Meta Platforms, Inc., Class A	1.4%

Costco Wholesale Corp.	1.2%

Coca-Cola Co. (The)	1.2%

Procter & Gamble Co. (The)	1.0%

PepsiCo, Inc.	1.0%

1290 VT SOCIALLY RESPONSIBLE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	1290 VT SOCIALLY RESPONSIBLE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the 1290 VT Socially Responsible Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$48	0.91%

*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.91%	[1]
Net Assets	$ 266,087,900
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$266,087,900

Total number of portfolio holdings	404

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	39.3%

Financials	11.3%

Communication Services	9.6%

Health Care	9.4%

Industrials	8.4%

Consumer Discretionary	8.0%

Consumer Staples	6.0%

Real Estate	2.7%

Materials	2.7%

Energy	1.5%

Other	0.9%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.4%

NVIDIA Corp.	12.1%

Alphabet, Inc., Class A	4.2%

Alphabet, Inc., Class C	3.7%

Tesla, Inc.	2.2%

Visa, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.5%

Mastercard, Inc., Class A	1.5%

Home Depot, Inc. (The)	1.3%

Merck & Co., Inc.	1.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.4%

NVIDIA Corp.	12.1%

Alphabet, Inc., Class A	4.2%

Alphabet, Inc., Class C	3.7%

Tesla, Inc.	2.2%

Visa, Inc., Class A	1.6%

Procter & Gamble Co. (The)	1.5%

Mastercard, Inc., Class A	1.5%

Home Depot, Inc. (The)	1.3%

Merck & Co., Inc.	1.2%

ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM LARGE CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Large Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.59%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 2,882,644,199
Holdings Count | Holding	507
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,882,644,199

Total number of portfolio holdings	507

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.3%

Financials	11.2%

Health Care	10.6%

Consumer Discretionary	9.0%

Communication Services	8.4%

Industrials	7.4%

Consumer Staples	5.2%

Energy	3.3%

Utilities	2.0%

Real Estate	2.0%

Other	1.9%

Short-Term Investments	3.1%

Cash and Other Assets Less Liabilities	6.6%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.5%

NVIDIA Corp.	6.0%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.5%

NVIDIA Corp.	6.0%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	3.1%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

ATM MID CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM MID CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Mid Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.60%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 305,325,823
Holdings Count | Holding	406
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$305,325,823

Total number of portfolio holdings	406

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	19.9%

Financials	14.3%

Consumer Discretionary	13.3%

Information Technology	8.6%

Health Care	8.3%

Real Estate	6.4%

Materials	5.9%

Energy	5.4%

Consumer Staples	4.2%

Utilities	2.3%

Other	1.4%

Short-Term Investments	9.2%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.2%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	8.2%

Invesco Government & Agency Portfolio, Institutional Shares	0.9%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM SMALL CAP MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM Small Cap Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.60%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 1,003,073,500
Holdings Count | Holding	2,073
Investment Company, Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,003,073,500

Total number of portfolio holdings	2,073

Portfolio turnover rate (for the six months ended June 30, 2024)	18%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.3%

Health Care	15.3%

Financials	15.3%

Information Technology	11.8%

Consumer Discretionary	8.9%

Energy	5.9%

Real Estate	5.3%

Materials	4.1%

Consumer Staples	2.4%

Utilities	2.4%

Other	2.2%

Short-Term Investments	10.4%

Cash and Other Assets Less Liabilities	0.7%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.8%

Dreyfus Treasury Obligations Cash Management Fund	0.8%

Fidelity Government Portfolio, Institutional Shares	0.5%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.5%

Invesco Government & Agency Portfolio, Institutional Shares	0.4%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.8%

Dreyfus Treasury Obligations Cash Management Fund	0.8%

Fidelity Government Portfolio, Institutional Shares	0.5%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.5%

Invesco Government & Agency Portfolio, Institutional Shares	0.4%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	ATM INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the ATM International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.63%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 1,233,827,392
Holdings Count | Holding	767
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,233,827,392

Total number of portfolio holdings	767

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	20.4%

United Kingdom	9.7%

France	8.5%

United States	8.1%

Germany	7.7%

Australia	6.8%

Switzerland	5.8%

Netherlands	4.5%

Denmark	3.6%

Sweden	2.9%

Other	11.9%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.7%

Top 10 Sectors (as a % of Net Assets)

Financials	18.0%

Industrials	15.2%

Health Care	12.1%

Consumer Discretionary	10.3%

Information Technology	8.6%

Consumer Staples	7.6%

Materials	6.1%

Energy	3.7%

Communication Services	3.7%

Utilities	2.8%

Largest Holdings [Text Block]

Top 10 Sectors (as a % of Net Assets)

Financials	18.0%

Industrials	15.2%

Health Care	12.1%

Consumer Discretionary	10.3%

Information Technology	8.6%

Consumer Staples	7.6%

Materials	6.1%

Energy	3.7%

Communication Services	3.7%

Utilities	2.8%

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.81%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[1]
Net Assets	$ 8,523,936,218
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$8,523,936,218

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	11.3%

Health Care	10.7%

Consumer Discretionary	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.3%

Energy	3.3%

Utilities	2.1%

Real Estate	2.0%

Other	2.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	2.7%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	2.7%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

EQ/500 MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/500 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/500 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.56%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[1]
Net Assets	$ 8,523,936,218
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$8,523,936,218

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.7%

Financials	11.3%

Health Care	10.7%

Consumer Discretionary	9.1%

Communication Services	8.5%

Industrials	7.4%

Consumer Staples	5.3%

Energy	3.3%

Utilities	2.1%

Real Estate	2.0%

Other	2.0%

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	6.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	2.7%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	6.0%

Amazon.com, Inc.	3.5%

JPMorgan Prime Money Market Fund, IM Shares	2.7%

Meta Platforms, Inc., Class A	2.2%

Alphabet, Inc., Class A	2.1%

Alphabet, Inc., Class C	1.8%

Berkshire Hathaway, Inc., Class B	1.5%

Eli Lilly and Co.	1.4%

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$43	0.85%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 857,442,590
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$857,442,590

Total number of portfolio holdings	404

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.0%

Financials	14.4%

Consumer Discretionary	13.3%

Information Technology	8.6%

Health Care	8.3%

Real Estate	6.4%

Materials	5.9%

Energy	5.4%

Consumer Staples	4.2%

Utilities	2.3%

Other	1.4%

Short-Term Investments	5.6%

Cash and Other Assets Less Liabilities	4.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.8%

Invesco Government & Agency Portfolio, Institutional Shares	0.7%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.8%

Invesco Government & Agency Portfolio, Institutional Shares	0.7%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

EQ/400 MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/400 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/400 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.60%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 857,442,590
Holdings Count | Holding	404
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$857,442,590

Total number of portfolio holdings	404

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.0%

Financials	14.4%

Consumer Discretionary	13.3%

Information Technology	8.6%

Health Care	8.3%

Real Estate	6.4%

Materials	5.9%

Energy	5.4%

Consumer Staples	4.2%

Utilities	2.3%

Other	1.4%

Short-Term Investments	5.6%

Cash and Other Assets Less Liabilities	4.2%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.8%

Invesco Government & Agency Portfolio, Institutional Shares	0.7%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	4.8%

Invesco Government & Agency Portfolio, Institutional Shares	0.7%

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.6%

Williams-Sonoma, Inc.	0.6%

Lennox International, Inc.	0.6%

EMCOR Group, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.5%

EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$42	0.84%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 3,361,384,321
Holdings Count | Holding	2,073
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,361,384,321

Total numb er of portfolio holdings	2,073

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.3%

Health Care	15.3%

Financials	15.2%

Information Technology	11.8%

Consumer Discretionary	8.9%

Energy	5.9%

Real Estate	5.4%

Materials	4.0%

Consumer Staples	2.5%

Utilities	2.4%

Other	2.2%

Short-Term Investments	9.4%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.1%

Invesco Government & Agency Portfolio, Institutional Shares	0.5%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Dreyfus Treasury Obligations Cash Management Fund	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.3%

Vaxcyte, Inc.	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.1%

Invesco Government & Agency Portfolio, Institutional Shares	0.5%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Dreyfus Treasury Obligations Cash Management Fund	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.3%

Vaxcyte, Inc.	0.3%

EQ/2000 MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/2000 MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/2000 Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$30	0.59%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 3,361,384,321
Holdings Count | Holding	2,073
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,361,384,321

Total number of portfolio holdings	2,073

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	15.3%

Health Care	15.3%

Financials	15.2%

Information Technology	11.8%

Consumer Discretionary	8.9%

Energy	5.9%

Real Estate	5.4%

Materials	4.0%

Consumer Staples	2.5%

Utilities	2.4%

Other	2.2%

Short-Term Investments	9.4%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.1%

Invesco Government & Agency Portfolio, Institutional Shares	0.5%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Dreyfus Treasury Obligations Cash Management Fund	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.3%

Vaxcyte, Inc.	0.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	7.1%

Invesco Government & Agency Portfolio, Institutional Shares	0.5%

Insmed, Inc.	0.4%

FTAI Aviation Ltd.	0.4%

Dreyfus Treasury Obligations Cash Management Fund	0.4%

Abercrombie & Fitch Co., Class A	0.3%

Fabrinet	0.3%

Sprouts Farmers Market, Inc.	0.3%

HSBC U.S. Government Money Market Fund, Intermediary Shares	0.3%

Vaxcyte, Inc.	0.3%

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 1,891,622,517
Holdings Count | Holding	765
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,891,622,517

Total number of portfolio holdings	765

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	20.6%

United Kingdom	9.7%

France	8.6%

United States	8.2%

Germany	7.7%

Australia	6.8%

Switzerland	5.8%

Netherlands	4.5%

Denmark	3.6%

Sweden	2.9%

Other	12.0%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.2%

Top 10 Sectors (as a % of Net Assets)

Financials	18.1%

Industrials	15.2%

Health Care	12.2%

Consumer Discretionary	10.4%

Information Technology	8.6%

Consumer Staples	7.7%

Materials	6.1%

Energy	3.8%

Communication Services	3.7%

Utilities	2.8%

Largest Holdings [Text Block]

Top 10 Sectors (as a % of Net Assets)

Financials	18.1%

Industrials	15.2%

Health Care	12.2%

Consumer Discretionary	10.4%

Information Technology	8.6%

Consumer Staples	7.7%

Materials	6.1%

Energy	3.8%

Communication Services	3.7%

Utilities	2.8%

EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/INTERNATIONAL MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/International Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$31	0.62%

*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 1,891,622,517
Holdings Count | Holding	765
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,891,622,517

Total number of portfolio holdings	765

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

Japan	20.6%

United Kingdom	9.7%

France	8.6%

United States	8.2%

Germany	7.7%

Australia	6.8%

Switzerland	5.8%

Netherlands	4.5%

Denmark	3.6%

Sweden	2.9%

Other	12.0%

Short-Term Investments	0.4%

Cash and Other Assets Less Liabilities	9.2%

Top 10 Sectors (as a % of Net Assets)

Financials	18.1%

Industrials	15.2%

Health Care	12.2%

Consumer Discretionary	10.4%

Information Technology	8.6%

Consumer Staples	7.7%

Materials	6.1%

Energy	3.8%

Communication Services	3.7%

Utilities	2.8%

Largest Holdings [Text Block]

Top 10 Sectors (as a % of Net Assets)

Financials	18.1%

Industrials	15.2%

Health Care	12.2%

Consumer Discretionary	10.4%

Information Technology	8.6%

Consumer Staples	7.7%

Materials	6.1%

Energy	3.8%

Communication Services	3.7%

Utilities	2.8%

EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC AGGRESSIVE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Aggressive Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.12%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 660,007,254
Holdings Count | Holding	1,356
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$660,007,254

Total number of portfolio holdings	1,356

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sec uri t y Type & Sector (as a % of Net Assets)
Common Stocks		69.6%

Information Technology	17.3%

Financials	10.4%

Health Care	8.6%

Industrials	7.7%

Consumer Discretionary	7.3%

Communication Services	5.3%

Consumer Staples	4.6%

Energy	2.6%

Materials	2.5%

Utilities	1.8%

Real Estate	1.5%

U.S. Treasury Obligations		11.2%

Exchange Traded Funds		4.9%

Rights		0.0	% #

Short-Term Investments		16.3%

Cash and Other Assets Less Liabilities		(2.0)%

#	Less than 0.05%

EQ/AB DYNAMIC GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.14%

*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[1]
Net Assets	$ 913,798,845
Holdings Count | Holding	1,367
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$913,798,845

Total number of portfolio holdings	1,367

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		64.5%

Information Technology	16.1%

Financials	9.6%

Health Care	7.9%

Industrials	7.1%

Consumer Discretionary	6.7%

Communication Services	4.9%

Consumer Staples	4.3%

Energy	2.5%

Materials	2.4%

Utilities	1.6%

Real Estate	1.4%

U.S. Treasury Obligations		25.9%

Exchange Traded Funds		4.3%

U.S. Government Agency Securities		2.0%

Rights		0.0	% #

Short-Term Investments		4.3%

Cash and Other Assets Less Liabilities		(1.0)%

#	Less than 0.05%

EQ/Core Plus Bond Portfolio (Class IA)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$46	0.93%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 743,837,428
Holdings Count | Holding	804
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$743,837,428

Total number of portfolio holdings	804

Portfolio turnover rate (for the six months ended June 30, 2024)	55%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	26.5%

U.S. Treasury Obligations	25.7%

Mortgage-Backed Securities	25.0%

Foreign Government Securities	7.6%

Asset-Backed Securities	4.8%

Commercial Mortgage-Backed Securities	2.9%

Collateralized Mortgage Obligations	0.0	% #

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	4.9%

#	Less than 0.05%

EQ/Core Plus Bond Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.93%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 743,837,428
Holdings Count | Holding	804
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$743,837,428

Total number of portfolio holdings	804

Portfolio turnover rate (for the six months ended June 30, 2024)	55%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	26.5%

U.S. Treasury Obligations	25.7%

Mortgage-Backed Securities	25.0%

Foreign Government Securities	7.6%

Asset-Backed Securities	4.8%

Commercial Mortgage-Backed Securities	2.9%

Collateralized Mortgage Obligations	0.0	% #

Short-Term Investments	2.6%

Cash and Other Assets Less Liabilities	4.9%

#	Less than 0.05%

EQ/Core Plus Bond Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CORE PLUS BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Plus Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.68%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 743,837,428
Holdings Count | Holding	804
Investment Company, Portfolio Turnover	55.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$743,837,428

Total number of portfolio holdings	804

Portfolio turnover rate (for the six months ended June 30, 2024)	55%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)
Corporate Bonds	26.5%
U.S. Treasury Obligations	25.7%
Mortgage-Backed Securities	25.0%
Foreign Government Securities	7.6%
Asset-Backed Securities	4.8%
Commercial Mortgage-Backed Securities	2.9%
Collateralized Mortgage Obligations	0.0	% #
Short-Term Investments	2.6%
Cash and Other Assets Less Liabilities	4.9%

#	Less than 0.05%

EQ/Emerging Markets Equity Plus Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$61	1.20%

*	Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 97,555,272
Holdings Count | Holding	1,076
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$97,555,272

Total number of portfolio holdings	1,076

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

China	24.8%

Taiwan	22.2%

India	14.8%

South Korea	11.3%

Brazil	5.3%

South Africa	3.0%

Saudi Arabia	2.7%

Mexico	2.2%

Indonesia	2.1%

Thailand	2.0%

Other	8.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.6%

Top 10 Sectors (as a % of Net Assets)

Information Technology	26.6%

Financials	22.9%

Consumer Discretionary	11.3%

Communication Services	7.7%

Industrials	6.8%

Consumer Staples	6.3%

Materials	5.5%

Energy	5.0%

Health Care	3.0%

Utilities	2.0%

Largest Holdings [Text Block]

Top 10 Sectors (as a % of Net Assets)

Information Technology	26.6%

Financials	22.9%

Consumer Discretionary	11.3%

Communication Services	7.7%

Industrials	6.8%

Consumer Staples	6.3%

Materials	5.5%

Energy	5.0%

Health Care	3.0%

Utilities	2.0%

EQ/Emerging Markets Equity Plus Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/EMERGING MARKETS EQUITY PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Emerging Markets Equity PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$49	0.95%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 97,555,272
Holdings Count | Holding	1,076
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$97,555,272

Total number of portfolio holdings	1,076

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

China	24.8%

Taiwan	22.2%

India	14.8%

South Korea	11.3%

Brazil	5.3%

South Africa	3.0%

Saudi Arabia	2.7%

Mexico	2.2%

Indonesia	2.1%

Thailand	2.0%

Other	8.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.6%

Top 10 Sectors (as a % of Net Assets)

Information Technology	26.6%

Financials	22.9%

Consumer Discretionary	11.3%

Communication Services	7.7%

Industrials	6.8%

Consumer Staples	6.3%

Materials	5.5%

Energy	5.0%

Health Care	3.0%

Utilities	2.0%

Largest Holdings [Text Block]

Top 10 Sectors (as a % of Net Assets)

Information Technology	26.6%

Financials	22.9%

Consumer Discretionary	11.3%

Communication Services	7.7%

Industrials	6.8%

Consumer Staples	6.3%

Materials	5.5%

Energy	5.0%

Health Care	3.0%

Utilities	2.0%

EQ/Equity 500 Index Portfolio (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$29	0.54%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 10,114,949,471
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$10,114,949,471

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	12.3%

Health Care	11.6%

Consumer Discretionary	9.9%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.7%

Energy	3.6%

Utilities	2.3%

Materials	2.1%

Other	2.1%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

EQ/Equity 500 Index Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$29	0.54%

*	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.54%	[1]
Net Assets	$ 10,114,949,471
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$10,114,949,471

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	12.3%

Health Care	11.6%

Consumer Discretionary	9.9%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.7%

Energy	3.6%

Utilities	2.3%

Materials	2.1%

Other	2.1%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

EQ/Equity 500 Index Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/EQUITY 500 INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Equity 500 Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$16	0.29%

*	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.29%	[1]
Net Assets	$ 10,114,949,471
Holdings Count | Holding	505
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$10,114,949,471

Total number of portfolio holdings	505

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	32.2%

Financials	12.3%

Health Care	11.6%

Consumer Discretionary	9.9%

Communication Services	9.3%

Industrials	8.1%

Consumer Staples	5.7%

Energy	3.6%

Utilities	2.3%

Materials	2.1%

Other	2.1%

Short-Term Investments	0.0	% #

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	7.2%

NVIDIA Corp.	6.6%

Apple, Inc.	6.6%

Amazon.com, Inc.	3.8%

Meta Platforms, Inc., Class A	2.4%

Alphabet, Inc., Class A	2.3%

Alphabet, Inc., Class C	1.9%

Berkshire Hathaway, Inc., Class B	1.6%

Eli Lilly and Co.	1.6%

Broadcom, Inc.	1.5%

EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.87%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 1,261,301,467
Holdings Count | Holding	287
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,261,301,467

Total number of portfolio holdings	287

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Financials	12.5%

Health Care	11.6%

Consumer Discretionary	10.1%

Communication Services	9.6%

Industrials	8.2%

Consumer Staples	5.7%

Energy	3.7%

Utilities	2.2%

Materials	2.1%

Other	2.1%

Exchange Traded Fund	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.0%

NVIDIA Corp.	7.7%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.1%

Alphabet, Inc., Class A	2.6%

Eli Lilly and Co.	1.9%

Exxon Mobil Corp.	1.8%

JPMorgan Chase & Co.	1.5%

Boston Scientific Corp.	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.0%

NVIDIA Corp.	7.7%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.1%

Alphabet, Inc., Class A	2.6%

Eli Lilly and Co.	1.9%

Exxon Mobil Corp.	1.8%

JPMorgan Chase & Co.	1.5%

Boston Scientific Corp.	1.3%

EQ/Fidelity Institutional Am® Large Cap Portfolio (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Fidelity Institutional AM ® Large Cap Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$33	0.62%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[1]
Net Assets	$ 1,261,301,467
Holdings Count | Holding	287
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,261,301,467

Total number of portfolio holdings	287

Portfolio turnover rate (for the six months ended June 30, 2024)	22%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	30.7%

Financials	12.5%

Health Care	11.6%

Consumer Discretionary	10.1%

Communication Services	9.6%

Industrials	8.2%

Consumer Staples	5.7%

Energy	3.7%

Utilities	2.2%

Materials	2.1%

Other	2.1%

Exchange Traded Fund	0.6%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.0%

NVIDIA Corp.	7.7%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.1%

Alphabet, Inc., Class A	2.6%

Eli Lilly and Co.	1.9%

Exxon Mobil Corp.	1.8%

JPMorgan Chase & Co.	1.5%

Boston Scientific Corp.	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.0%

NVIDIA Corp.	7.7%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.7%

Meta Platforms, Inc., Class A	3.1%

Alphabet, Inc., Class A	2.6%

Eli Lilly and Co.	1.9%

Exxon Mobil Corp.	1.8%

JPMorgan Chase & Co.	1.5%

Boston Scientific Corp.	1.3%

EQ/Franklin Moderate Allocation Portfolio (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.12%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 283,293,184
Holdings Count | Holding	518
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$283,293,184

Total number of portfolio holdings	518

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

U.S. Treasury Obligations		43.4%

Exchange Traded Funds		32.2%

Equity	32.2%

Common Stocks		22.7%

Short-Term Investments		0.2%

Cash and Other Assets Less Liabilities		1.5%

EQ/Franklin Rising Dividends Portfolio (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/FRANKLIN RISING DIVIDENDS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Franklin Rising Dividends Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.87%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[1]
Net Assets	$ 331,591,983
Holdings Count | Holding	57
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$331,591,983

Total number of portfolio holdings	57

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.0%

Industrials	20.0%

Health Care	17.3%

Consumer Staples	11.2%

Financials	7.8%

Materials	7.6%

Consumer Discretionary	7.1%

Energy	3.1%

Utilities	0.3%

Short-Term Investments	0.6%

Cash and Other Assets Less Liabilities	1.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.7%

Roper Technologies, Inc.	4.4%

Linde plc	3.7%

Stryker Corp.	3.6%

UnitedHealth Group, Inc.	2.9%

Visa, Inc., Class A	2.7%

Analog Devices, Inc.	2.7%

Texas Instruments, Inc.	2.7%

Accenture plc, Class A	2.5%

Honeywell International, Inc.	2.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	9.7%

Roper Technologies, Inc.	4.4%

Linde plc	3.7%

Stryker Corp.	3.6%

UnitedHealth Group, Inc.	2.9%

Visa, Inc., Class A	2.7%

Analog Devices, Inc.	2.7%

Texas Instruments, Inc.	2.7%

Accenture plc, Class A	2.5%

Honeywell International, Inc.	2.3%

EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB DYNAMIC MODERATE GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Dynamic Moderate Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 1,645,959,475
Holdings Count | Holding	1,376
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,645,959,475

Total number of portfolio holdings	1,376

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		55.8%

Information Technology	13.9%

Financials	8.3%

Health Care	6.9%

Industrials	6.2%

Consumer Discretionary	5.8%

Communication Services	4.2%

Consumer Staples	3.7%

Energy	2.1%

Materials	2.1%

Utilities	1.4%

Real Estate	1.2%

U.S. Treasury Obligations		36.0%

Exchange Traded Funds		4.3%

U.S. Government Agency Securities		2.3%

Rights		0.0	% #

Short-Term Investments		3.5%

Cash and Other Assets Less Liabilities		(1.9)%

#	Less than 0.05%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$39	0.77%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[1]
Net Assets	$ 930,007,388
Holdings Count | Holding	257
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$930,007,388

Total number of portfolio holdings	257

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	40.0%

U.S. Treasury Obligations	27.3%

Corporate Bonds	7.4%

Asset-Backed Securities	6.4%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	13.2%

Cash and Other Assets Less Liabilities	1.2%

#	Less than 0.05%

EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SHORT DURATION GOVERNMENT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Short Duration Government Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$26	0.52%

*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[1]
Net Assets	$ 930,007,388
Holdings Count | Holding	257
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$930,007,388

Total number of portfolio holdings	257

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	40.0%

U.S. Treasury Obligations	27.3%

Corporate Bonds	7.4%

Asset-Backed Securities	6.4%

Collateralized Mortgage Obligations	2.6%

Commercial Mortgage-Backed Securities	1.5%

Mortgage-Backed Securities	0.4%

Municipal Bonds	0.0	% #

Short-Term Investments	13.2%

Cash and Other Assets Less Liabilities	1.2%

#	Less than 0.05%

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$47	0.92%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 1,900,981,613
Holdings Count | Holding	2,069
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,900,981,613

Total number of portfolio holdings	2,069

Portfolio turnover rate (for the six months ended June 30, 2024)	30%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.8%

Information Technology	18.4%

Health Care	18.2%

Consumer Discretionary	12.2%

Financials	11.9%

Energy	5.9%

Consumer Staples	4.1%

Real Estate	3.0%

Materials	2.3%

Utilities	1.3%

Other	1.2%

Short-Term Investments	3.4%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Manhattan Associates, Inc.	1.2%

Fabrinet	1.1%

Invesco Government & Agency Portfolio, Institutional Shares	1.1%

Natera, Inc.	1.1%

Lennox International, Inc.	1.0%

Pure Storage, Inc., Class A	1.0%

TechnipFMC plc	1.0%

Wingstop, Inc.	0.9%

Universal Display Corp.	0.9%

Permian Resources Corp.	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Manhattan Associates, Inc.	1.2%

Fabrinet	1.1%

Invesco Government & Agency Portfolio, Institutional Shares	1.1%

Natera, Inc.	1.1%

Lennox International, Inc.	1.0%

Pure Storage, Inc., Class A	1.0%

TechnipFMC plc	1.0%

Wingstop, Inc.	0.9%

Universal Display Corp.	0.9%

Permian Resources Corp.	0.9%

EQ/AB SMALL CAP GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$34	0.67%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,900,981,613
Holdings Count | Holding	2,069
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,900,981,613

Total number of portfolio holdings	2,069

Portfolio turnover rate (for the six months ended June 30, 2024)	30%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	20.8%

Information Technology	18.4%

Health Care	18.2%

Consumer Discretionary	12.2%

Financials	11.9%

Energy	5.9%

Consumer Staples	4.1%

Real Estate	3.0%

Materials	2.3%

Utilities	1.3%

Other	1.2%

Short-Term Investments	3.4%

Cash and Other Assets Less Liabilities	(2.7)%

Top Ten Holdings (as a % of Net Assets)

Manhattan Associates, Inc.	1.2%

Fabrinet	1.1%

Invesco Government & Agency Portfolio, Institutional Shares	1.1%

Natera, Inc.	1.1%

Lennox International, Inc.	1.0%

Pure Storage, Inc., Class A	1.0%

TechnipFMC plc	1.0%

Wingstop, Inc.	0.9%

Universal Display Corp.	0.9%

Permian Resources Corp.	0.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Manhattan Associates, Inc.	1.2%

Fabrinet	1.1%

Invesco Government & Agency Portfolio, Institutional Shares	1.1%

Natera, Inc.	1.1%

Lennox International, Inc.	1.0%

Pure Storage, Inc., Class A	1.0%

TechnipFMC plc	1.0%

Wingstop, Inc.	0.9%

Universal Display Corp.	0.9%

Permian Resources Corp.	0.9%

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$52	1.00%

*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 16,558,864
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$16,558,864

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	40.2%

Health Care	20.9%

Industrials	14.9%

Financials	8.3%

Consumer Staples	5.3%

Consumer Discretionary	3.6%

Utilities	2.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	1.6%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	4.1%

Visa, Inc., Class A	3.3%

Veralto Corp.	3.3%

Flex Ltd.	3.1%

NextEra Energy, Inc.	2.9%

Waste Management, Inc.	2.9%

Aflac, Inc.	2.9%

Unilever plc (ADR)	2.7%

Intuit, Inc.	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	4.1%

Visa, Inc., Class A	3.3%

Veralto Corp.	3.3%

Flex Ltd.	3.1%

NextEra Energy, Inc.	2.9%

Waste Management, Inc.	2.9%

Aflac, Inc.	2.9%

Unilever plc (ADR)	2.7%

Intuit, Inc.	2.7%

EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AB SUSTAINABLE U.S. THEMATIC PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/AB Sustainable U.S. Thematic Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 16,558,864
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$16,558,864

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	40.2%

Health Care	20.9%

Industrials	14.9%

Financials	8.3%

Consumer Staples	5.3%

Consumer Discretionary	3.6%

Utilities	2.9%

Short-Term Investments	2.3%

Cash and Other Assets Less Liabilities	1.6%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	4.1%

Visa, Inc., Class A	3.3%

Veralto Corp.	3.3%

Flex Ltd.	3.1%

NextEra Energy, Inc.	2.9%

Waste Management, Inc.	2.9%

Aflac, Inc.	2.9%

Unilever plc (ADR)	2.7%

Intuit, Inc.	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	6.1%

Microsoft Corp.	4.1%

Visa, Inc., Class A	3.3%

Veralto Corp.	3.3%

Flex Ltd.	3.1%

NextEra Energy, Inc.	2.9%

Waste Management, Inc.	2.9%

Aflac, Inc.	2.9%

Unilever plc (ADR)	2.7%

Intuit, Inc.	2.7%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$50	1.00%

*	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 588,676,608
Holdings Count | Holding	109
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$588,676,608

Total number of portfolio holdings	109

Portfolio turnover rate (for the six months ended June 30, 2024)	28%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.5%

Health Care	14.8%

Industrials	14.2%

Utilities	11.9%

Consumer Staples	11.3%

Information Technology	6.8%

Real Estate	6.8%

Energy	6.0%

Materials	4.2%

Communication Services	3.0%

Other	2.6%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Bank of New York Mellon Corp. (The)	2.2%

Conagra Brands, Inc.	2.1%

Enterprise Products Partners LP	2.0%

Henry Schein, Inc.	1.9%

Northern Trust Corp.	1.9%

Koninklijke Ahold Delhaize NV	1.9%

Willis Towers Watson plc	1.9%

Quest Diagnostics, Inc.	1.8%

Edison International	1.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Bank of New York Mellon Corp. (The)	2.2%

Conagra Brands, Inc.	2.1%

Enterprise Products Partners LP	2.0%

Henry Schein, Inc.	1.9%

Northern Trust Corp.	1.9%

Koninklijke Ahold Delhaize NV	1.9%

Willis Towers Watson plc	1.9%

Quest Diagnostics, Inc.	1.8%

Edison International	1.8%

EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MID CAP VALUE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Mid Cap Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$37	0.75%

*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 588,676,608
Holdings Count | Holding	109
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$588,676,608

Total number of portfolio holdings	109

Portfolio turnover rate (for the six months ended June 30, 2024)	28%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	16.5%

Health Care	14.8%

Industrials	14.2%

Utilities	11.9%

Consumer Staples	11.3%

Information Technology	6.8%

Real Estate	6.8%

Energy	6.0%

Materials	4.2%

Communication Services	3.0%

Other	2.6%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Bank of New York Mellon Corp. (The)	2.2%

Conagra Brands, Inc.	2.1%

Enterprise Products Partners LP	2.0%

Henry Schein, Inc.	1.9%

Northern Trust Corp.	1.9%

Koninklijke Ahold Delhaize NV	1.9%

Willis Towers Watson plc	1.9%

Quest Diagnostics, Inc.	1.8%

Edison International	1.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Zimmer Biomet Holdings, Inc.	3.0%

Bank of New York Mellon Corp. (The)	2.2%

Conagra Brands, Inc.	2.1%

Enterprise Products Partners LP	2.0%

Henry Schein, Inc.	1.9%

Northern Trust Corp.	1.9%

Koninklijke Ahold Delhaize NV	1.9%

Willis Towers Watson plc	1.9%

Quest Diagnostics, Inc.	1.8%

Edison International	1.8%

EQ/American Century Moderate Growth Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/American Century Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 145,678,477
Holdings Count | Holding	10
Investment Company, Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$145,678,477

Total number of portfolio holdings	10

Portfolio turnover rate (for the six months ended June 30, 2024)	30%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)

Exchange Traded Funds		99.6%

Equity	64.6%

Fixed Income	35.0%

Short-Term Investments		2.1%

Cash and Other Assets Less Liabilities		(1.7)%

EQ/Capital Group Research Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CAPITAL GROUP RESEARCH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Capital Group Research Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$52	0.97%
*	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 629,039,943
Holdings Count | Holding	74
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$629,039,943

Total number of portfolio holdings	74

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.3%

Financials	13.7%

Industrials	12.3%

Consumer Discretionary	12.1%

Communication Services	9.9%

Health Care	9.5%

Utilities	5.6%

Consumer Staples	4.4%

Materials	3.7%

Real Estate	0.9%

Other	0.7%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Broadcom, Inc.	5.7%

Microsoft Corp.	4.8%

Alphabet, Inc., Class C	3.4%

NVIDIA Corp.	3.3%

Meta Platforms, Inc., Class A	3.0%

Royal Caribbean Cruises Ltd.	2.8%

Salesforce, Inc.	2.2%

Amazon.com, Inc.	2.1%

ServiceNow, Inc.	2.1%

TransDigm Group, Inc.	2.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Broadcom, Inc.	5.7%

Microsoft Corp.	4.8%

Alphabet, Inc., Class C	3.4%

NVIDIA Corp.	3.3%

Meta Platforms, Inc., Class A	3.0%

Royal Caribbean Cruises Ltd.	2.8%

Salesforce, Inc.	2.2%

Amazon.com, Inc.	2.1%

ServiceNow, Inc.	2.1%

TransDigm Group, Inc.	2.1%

EQ/Clearbridge Large Cap Growth ESG Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.00%
*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[1]
Net Assets	$ 451,648,929
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$451,648,929

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	38.7%

Health Care	14.3%

Communication Services	10.9%

Consumer Discretionary	9.5%

Industrials	9.2%

Financials	9.1%

Consumer Staples	3.7%

Real Estate	1.7%

Materials	1.6%

Utilities	1.0%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	5.9%

Apple, Inc.	4.2%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.6%

UnitedHealth Group, Inc.	3.2%

Palo Alto Networks, Inc.	2.2%

Thermo Fisher Scientific, Inc.	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	5.9%

Apple, Inc.	4.2%

Visa, Inc., Class A	4.1%

Netflix, Inc.	3.6%

UnitedHealth Group, Inc.	3.2%

Palo Alto Networks, Inc.	2.2%

Thermo Fisher Scientific, Inc.	2.2%

EQ/Clearbridge Large Cap Growth ESG Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/ClearBridge Large Cap Growth ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$41	0.75%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 451,648,929
Holdings Count | Holding	41
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$451,648,929

Total number of portfolio holdings	41

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	38.7%

Health Care	14.3%

Communication Services	10.9%

Consumer Discretionary	9.5%

Industrials	9.2%

Financials	9.1%

Consumer Staples	3.7%

Real Estate	1.7%

Materials	1.6%

Utilities	1.0%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	5.9%

Apple, Inc.	4.2%

Visa, Inc., Class A	4.1%

Netf l ix, Inc.	3.6%

UnitedHealth Group, Inc.	3.2%

Palo Alto Networks, Inc.	2.2%

Thermo Fisher Scienti fi c, Inc.	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	10.8%

Amazon.com, Inc.	8.4%

Microsoft Corp.	8.1%

Meta Platforms, Inc., Class A	5.9%

Apple, Inc.	4.2%

Visa, Inc., Class A	4.1%

Netf l ix, Inc.	3.6%

UnitedHealth Group, Inc.	3.2%

Palo Alto Networks, Inc.	2.2%

Thermo Fisher Scienti fi c, Inc.	2.2%

EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$55	1.05%

*	Annualized

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 665,579,867
Holdings Count | Holding	559
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$665,579,867

Total number of portfolio holdings	559

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Industrials	11.5%

Health Care	9.4%

Consumer Discretionary	9.1%

Financials	7.1%

Consumer Staples	6.6%

Communication Services	4.7%

Energy	3.6%

Real Estate	2.2%

Materials	2.1%

Other	1.3%

Short-Term Investments	9.8%

Cash and Other Assets Less Liabilities	0.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.0%

Apple, Inc.	4.9%

Microsoft Corp.	4.7%

ServiceNow, Inc.	2.7%

MercadoLibre, Inc.	1.7%

Amazon.com, Inc.	1.6%

KKR & Co., Inc.	1.5%

Copart, Inc.	1.3%

Performance Food Group Co.	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.0%

Apple, Inc.	4.9%

Microsoft Corp.	4.7%

ServiceNow, Inc.	2.7%

MercadoLibre, Inc.	1.7%

Amazon.com, Inc.	1.6%

KKR & Co., Inc.	1.5%

Copart, Inc.	1.3%

Performance Food Group Co.	1.3%

EQ/ClearBridge Select Equity Managed Volatility Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Clearbridge Select Equity Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$42	0.80%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 665,579,867
Holdings Count | Holding	559
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$665,579,867

Total number of portfolio holdings	559

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	31.7%

Industrials	11.5%

Health Care	9.4%

Consumer Discretionary	9.1%

Financials	7.1%

Consumer Staples	6.6%

Communication Services	4.7%

Energy	3.6%

Real Estate	2.2%

Materials	2.1%

Other	1.3%

Short-Term Investments	9.8%

Cash and Other Assets Less Liabilities	0.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.0%

Apple, Inc.	4.9%

Microsoft Corp.	4.7%

ServiceNow, Inc.	2.7%

MercadoLibre, Inc.	1.7%

Amazon.com, Inc.	1.6%

KKR & Co., Inc.	1.5%

Copart, Inc.	1.3%

Performance Food Group Co.	1.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	9.3%

NVIDIA Corp.	6.0%

Apple, Inc.	4.9%

Microsoft Corp.	4.7%

ServiceNow, Inc.	2.7%

MercadoLibre, Inc.	1.7%

Amazon.com, Inc.	1.6%

KKR & Co., Inc.	1.5%

Copart, Inc.	1.3%

Performance Food Group Co.	1.3%

EQ/Common Stock Index Portfolio (Class IA)
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$36	0.67%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 7,274,113,905
Holdings Count | Holding	1,531
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$7,274,113,905

Total number of portfolio holdings	1,531

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	13.0%

Health Care	11.7%

Consumer Discretionary	10.1%

Industrials	9.3%

Communication Services	8.6%

Consumer Staples	5.4%

Energy	3.8%

Real Estate	2.5%

Materials	2.5%

Other	2.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.3%

Apple, Inc.	5.8%

NVIDIA Corp.	5.5%

Amazon.com, Inc.	3.4%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Alphabet, Inc., Class C	1.7%

Eli Lilly and Co.	1.4%

Berkshire Hathaway, Inc., Class B	1.4%

Broadcom, Inc.	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.3%

Apple, Inc.	5.8%

NVIDIA Corp.	5.5%

Amazon.com, Inc.	3.4%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Alphabet, Inc., Class C	1.7%

Eli Lilly and Co.	1.4%

Berkshire Hathaway, Inc., Class B	1.4%

Broadcom, Inc.	1.4%

EQ/Common Stock Index Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/COMMON STOCK INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Common Stock Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$36	0.67%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 7,274,113,905
Holdings Count | Holding	1,531
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$7,274,113,905

Total number of portfolio holdings	1,531

Portfolio turnover rate (for the six months ended June 30, 2024)	1%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	29.9%

Financials	13.0%

Health Care	11.7%

Consumer Discretionary	10.1%

Industrials	9.3%

Communication Services	8.6%

Consumer Staples	5.4%

Energy	3.8%

Real Estate	2.5%

Materials	2.5%

Other	2.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.8%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.3%

Apple, Inc.	5.8%

NVIDIA Corp.	5.5%

Amazon.com, Inc.	3.4%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Alphabet, Inc., Class C	1.7%

Eli Lilly and Co.	1.4%

Berkshire Hathaway, Inc., Class B	1.4%

Broadcom, Inc.	1.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.3%

Apple, Inc.	5.8%

NVIDIA Corp.	5.5%

Amazon.com, Inc.	3.4%

Meta Platforms, Inc., Class A	2.1%

Alphabet, Inc., Class A	2.0%

Alphabet, Inc., Class C	1.7%

Eli Lilly and Co.	1.4%

Berkshire Hathaway, Inc., Class B	1.4%

Broadcom, Inc.	1.4%

EQ/Core Bond Index Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.64%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 5,276,126,974
Holdings Count | Holding	3,116
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$5,276,126,974

Total number of portfolio holdings	3,116

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	31.5%

Exchange Traded Funds	7.0%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.9%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.0	% #

#	Less than 0.05%

EQ/Core Bond Index Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/CORE BOND INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Core Bond Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.39%

*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.39%	[1]
Net Assets	$ 5,276,126,974
Holdings Count | Holding	3,116
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$5,276,126,974

Total number of portfolio holdings	3,116

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	53.9%

Corporate Bonds	31.5%

Exchange Traded Funds	7.0%

Supranational	2.5%

Foreign Government Securities	2.1%

U.S. Government Agency Securities	1.9%

Municipal Bonds	0.1%

Asset-Backed Securities	0.1%

Short-Term Investments	0.9%

Cash an d Othe r Assets Less Liabilities	0.0	% #

#	Less than 0.05%

EQ/Invesco Comstock Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO COMSTOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Comstock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.75%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 293,221,174
Holdings Count | Holding	89
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$293,221,174

Total number of portfolio holdings	89

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	19.8%

Health Care	15.8%

Industrials	12.0%

Information Technology	11.7%

Energy	10.2%

Consumer Staples	9.5%

Communication Services	9.0%

Consumer Discretionary	3.7%

Materials	3.3%

Utilities	1.3%

Other	0.3%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	2.5%

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	2.9%

Microsoft Corp.	2.8%

Philip Morris International, Inc.	2.7%

Meta Platforms, Inc., Class A	2.5%

Elevance Health, Inc.	2.3%

FedEx Corp.	2.2%

Chevron Corp.	2.1%

Alphabet, Inc., Class A	2.1%

Suncor Energy, Inc.	2.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Wells Fargo & Co.	3.3%

Bank of America Corp.	2.9%

Microsoft Corp.	2.8%

Philip Morris International, Inc.	2.7%

Meta Platforms, Inc., Class A	2.5%

Elevance Health, Inc.	2.3%

FedEx Corp.	2.2%

Chevron Corp.	2.1%

Alphabet, Inc., Class A	2.1%

Suncor Energy, Inc.	2.1%

EQ/Invesco Global Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Global Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.10%

*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 481,087,208
Holdings Count | Holding	63
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$481,087,208

Total number of portfolio holdings	63

Portfolio turnover rate (for the six months ended June 30, 2024)	4%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	57.2%

France	8.3%

India	6.8%

Denmark	5.3%

Sweden	4.8%

Japan	4.2%

Germany	3.6%

China	2.3%

Netherlands	2.2%

Spain	1.2%

Other	3.1%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	0.1%

Top Sectors (as a % of Net Assets)

Information Technology	30.5%

Communication Services	21.8%

Health Care	12.6%

Industrials	10.2%

Consumer Discretionary	10.0%

Financials	8.3%

Real Estate	4.8%

Materials	0.7%

Largest Holdings [Text Block]

Top Sectors (as a % of Net Assets)

Information Technology	30.5%

Communication Services	21.8%

Health Care	12.6%

Industrials	10.2%

Consumer Discretionary	10.0%

Financials	8.3%

Real Estate	4.8%

Materials	0.7%

EQ/Invesco Global Real Assets Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO GLOBAL REAL ASSETS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Global Real Assets Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.16%
* Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.16%	[1]
Net Assets	$ 202,222,909
Holdings Count | Holding	72
Investment Company, Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$202,222,909

Total number of portfolio holdings	72

Portfolio turnover rate (for the six months ended June 30, 2024)	69%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	59.1%

Canada	10.0%

United Kingdom	5.7%

Australia	4.6%

France	3.6%

Singapore	2.9%

Spain	2.4%

Japan	1.9%

Italy	1.7%

Hong Kong	1.7%

Other	5.7%

Cash and Other Assets Less Liabilities	0.7%

Top Sectors (as a % of Net Assets)

Real Estate	51.7%

Energy	13.2%

Materials	12.7%

Utilities	12.1%

Industrials	4.9%

Communication Services	4.1%

Consumer Staples	0.6%

Largest Holdings [Text Block]

Top Sectors (as a % of Net Assets)

Real Estate	51.7%

Energy	13.2%

Materials	12.7%

Utilities	12.1%

Industrials	4.9%

Communication Services	4.1%

Consumer Staples	0.6%

EQ/Invesco Moderate Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]

What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$58	1.13%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[1]
Net Assets	$ 368,215,668
Holdings Count | Holding	571
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$368,215,668

Total number of portfolio holdings	571

Portfolio turnover rate (for the six months ended June 30, 2024)	17%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

U.S. Treasury Obligations		49.2%

Common Stocks		32.3%

Information Technology	10.4%

Financials	4.2%

Health Care	3.9%

Consumer Discretionary	3.1%

Communication Services	3.1%

Industrials	2.7%

Consumer Staples	1.8%

Energy	1.2%

Materials	0.7%

Utilities	0.6%

Real Estate	0.6%

Rights		0.0	% #

Short-Term Investments		14.8%

Cash and Other Assets Less Liabilities		3.7%

#	Less than 0.05%

EQ/Invesco Moderate Growth Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/INVESCO MODERATE GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Invesco Moderate Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$58	1.12%

*	Annualized

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 338,725,203
Holdings Count | Holding	928
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$338,725,203

Total number of portfolio holdings	928

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Corporate Bonds		39.2%

Financials	13.4%

Health Care	4.5%

Communication Services	3.5%

Energy	3.4%

Utilities	3.2%

Other	11.2%

Common Stocks		37.9%

Information Technology	12.2%

Financials	4.9%

Health Care	4.5%

Consumer Discretionary	3.7%

Communication Services	3.7%

Other	8.9%

Rights	0.0%#

Short-Term Investments	22.4%

Cash and Other	0.5%

#	Less than 0.05%

EQ/Janus Enterprise Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	1.05%

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 1,408,031,024
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,408,031,024

Total number of portfolio holdings	82

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	27.0%

Information Technology	25.4%

Health Care	17.5%

Financials	12.7%

Consumer Discretionary	6.2%

Utilities	4.1%

Communication Services	2.5%

Real Estate	1.4%

Materials	1.3%

Consumer Staples	0.6%

Short- Term Investments	2.1%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.2%

GoDaddy , Inc., Class A	4.1%

Boston Scientific Corp.	3.8%

Intact Financial Corp.	2.9%

SS&C Technologies Holdings , Inc.	2.7%

Teleflex, Inc.	2.7%

NXP Semiconductors NV	2.6%

WEX , Inc.	2.5%

Flex Ltd .	2.3%

Revvity, Inc.	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.2%

GoDaddy , Inc., Class A	4.1%

Boston Scientific Corp.	3.8%

Intact Financial Corp.	2.9%

SS&C Technologies Holdings , Inc.	2.7%

Teleflex, Inc.	2.7%

NXP Semiconductors NV	2.6%

WEX , Inc.	2.5%

Flex Ltd .	2.3%

Revvity, Inc.	2.2%

EQ/Janus Enterprise Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/JANUS ENTERPRISE PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Janus Enterprise Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$41	0.80%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 1,408,031,024
Holdings Count | Holding	82
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,408,031,024

Total number of portfolio holdings	82

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	27.0%

Information Technology	25.4%

Health Care	17.5%

Financials	12.7%

Consumer Discretionary	6.2%

Utilities	4.1%

Communication Services	2.5%

Real Estate	1.4%

Materials	1.3%

Consumer Staples	0.6%

Short-Term Investments	2.1%

Cash and Other Assets Less Liabilities	(0.8)%

Top Ten Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.2%

GoDaddy, Inc., Class A	4.1%

Boston Scientific Corp.	3.8%

Intact Financial Corp.	2.9%

SS&C Technologies Holdings, Inc.	2.7%

Teleflex, Inc.	2.7%

NXP Semiconductors NV	2.6%

WEX, Inc.	2.5%

Flex Ltd.	2.3%

Revvity, Inc.	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Constellation Software, Inc.	5.2%

GoDaddy, Inc., Class A	4.1%

Boston Scientific Corp.	3.8%

Intact Financial Corp.	2.9%

SS&C Technologies Holdings, Inc.	2.7%

Teleflex, Inc.	2.7%

NXP Semiconductors NV	2.6%

WEX, Inc.	2.5%

Flex Ltd.	2.3%

Revvity, Inc.	2.2%

EQ/JPMorgan Growth Allocation Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH ALLOCATION PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Allocation Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 705,225,098
Holdings Count | Holding	27
Investment Company, Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$705,225,098

Total number of portfolio holdings	27

Portfolio turnover rate (for the six months ended June 30, 2024)	2%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Asset Class (as a % of Net Assets)
Exchange Traded Funds		52.4%

Fixed Income	34.8%

Equity	17.6%

Short-Term Investments		44.9%

U.S. Government Agency Securities	33.6%

U.S. Treasury Obligations	11.3%

Long-Term Debt Securities		2.7%

U.S. Treasury Obligation	2.7%

Cash and Other Assets Less Liabilities		0.0	% #

#	Less than 0.05%

EQ/JPMorgan Growth Stock Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$54	0.96%

*	Annualized

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 2,676,200,155
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,676,200,155

Total number of portfolio holdings	60

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.8%

Consumer Discretionary	15.4%

Communication Services	15.0%

Health Care	10.7%

Industrials	7.4%

Financials	3.7%

Consumer Staples	0.9%

Energy	0.6%

Materials	0.4%

Cash and Other Assets Less Liabilities	2.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.7%

NVIDIA Corp.	9.9%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	5.7%

Eli Lilly and Co.	5.7%

Alphabet, Inc., Class C	5.0%

Apple, Inc.	4.8%

Broadcom, Inc.	3.6%

Netflix, Inc.	3.0%

Mastercard, Inc., Class A	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.7%

NVIDIA Corp.	9.9%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	5.7%

Eli Lilly and Co.	5.7%

Alphabet, Inc., Class C	5.0%

Apple, Inc.	4.8%

Broadcom, Inc.	3.6%

Netflix, Inc.	3.0%

Mastercard, Inc., Class A	2.2%

EQ/JPMorgan Growth Stock Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN GROWTH STOCK PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Growth Stock Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$40	0.71%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 2,676,200,155
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,676,200,155

Total number of portfolio holdings	60

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	43.8%

Consumer Discretionary	15.4%

Communication Services	15.0%

Health Care	10.7%

Industrials	7.4%

Financials	3.7%

Consumer Staples	0.9%

Energy	0.6%

Materials	0.4%

Cash and Other Assets Less Liabilities	2.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.7%

NVIDIA Corp.	9.9%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	5.7%

Eli Lilly and Co.	5.7%

Alphabet, Inc., Class C	5.0%

Apple, Inc.	4.8%

Broadcom, Inc.	3.6%

Netflix, Inc.	3.0%

Mastercard, Inc., Class A	2.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.7%

NVIDIA Corp.	9.9%

Amazon.com, Inc.	7.0%

Meta Platforms, Inc., Class A	5.7%

Eli Lilly and Co.	5.7%

Alphabet, Inc., Class C	5.0%

Apple, Inc.	4.8%

Broadcom, Inc.	3.6%

Netflix, Inc.	3.0%

Mastercard, Inc., Class A	2.2%

EQ/JPMorgan Value Opportunities Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$49	0.96%

*	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%	[1]
Net Assets	$ 1,060,212,816
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,060,212,816

Total number of portfolio holdings	103

Portfolio turnover rate (for the six months ended June 30, 2024)	85%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Health Care	15.4%

Industrials	12.1%

Consumer Staples	9.5%

Real Estate	8.5%

Energy	7.9%

Information Technology	6.4%

Consumer Discretionary	6.1%

Materials	4.2%

Utilities	3.4%

Other	2.5%

Short-Term Investments	1.4%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil Corp.	4.0%

Chevron Corp.	3.3%

Berkshire Hathaway, Inc., Class B	3.1%

CVS Health Corp.	2.7%

Citigroup, Inc.	2.6%

Bank of America Corp.	2.4%

AbbVie, Inc.	2.1%

UnitedHealth Group, Inc.	2.1%

Lamb Weston Holdings, Inc.	2.1%

Truist Financial Corp.	2.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil Corp.	4.0%

Chevron Corp.	3.3%

Berkshire Hathaway, Inc., Class B	3.1%

CVS Health Corp.	2.7%

Citigroup, Inc.	2.6%

Bank of America Corp.	2.4%

AbbVie, Inc.	2.1%

UnitedHealth Group, Inc.	2.1%

Lamb Weston Holdings, Inc.	2.1%

Truist Financial Corp.	2.1%

EQ/JPMorgan Value Opportunities Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/JPMORGAN VALUE OPPORTUNITIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/JPMorgan Value Opportunities Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$36	0.71%

*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 1,060,212,816
Holdings Count | Holding	103
Investment Company, Portfolio Turnover	85.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,060,212,816

Total number of portfolio holdings	103

Portfolio turnover rate (for the six months ended June 30, 2024)	85%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	22.8%

Health Care	15.4%

Industrials	12.1%

Consumer Staples	9.5%

Real Estate	8.5%

Energy	7.9%

Information Technology	6.4%

Consumer Discretionary	6.1%

Materials	4.2%

Utilities	3.4%

Other	2.5%

Short-Term Investments	1.4%

Cash and Other Assets Less Liabilities	(0.2)%

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil Corp.	4.0%

Chevron Corp.	3.3%

Berkshire Hathaway, Inc., Class B	3.1%

CVS Health Corp.	2.7%

Citigroup, Inc.	2.6%

Bank of America Corp.	2.4%

AbbVie, Inc.	2.1%

UnitedHealth Group, Inc.	2.1%

Lamb Weston Holdings, Inc.	2.1%

Truist Financial Corp.	2.1%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Exxon Mobil Corp.	4.0%

Chevron Corp.	3.3%

Berkshire Hathaway, Inc., Class B	3.1%

CVS Health Corp.	2.7%

Citigroup, Inc.	2.6%

Bank of America Corp.	2.4%

AbbVie, Inc.	2.1%

UnitedHealth Group, Inc.	2.1%

Lamb Weston Holdings, Inc.	2.1%

Truist Financial Corp.	2.1%

EQ/Large Cap Core Managed Volatility Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.89%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 2,066,391,966
Holdings Count | Holding	544
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,066,391,966

Total number of portfolio holdings	544

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		80.7%

Information Technology	25.8%

Financials	9.6%

Health Care	9.5%

Communication Services	8.4%

Consumer Discretionary	8.0%

Industrials	5.9%

Consumer Staples	5.2%

Utilities	2.6%

Energy	2.5%

Materials	2.0%

Real Estate	1.2%

Exchange Traded Funds		9.1%

Short-Term Investments		6.1%

Cash and Other Assets Less Liabilities		4.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

NVIDIA Corp.	5.4%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.3%

iShares Core S&P 500 ETF	3.0%

Meta Platforms, Inc., Class A	2.5%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class A	1.8%

Eli Lilly and Co.	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

NVIDIA Corp.	5.4%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.3%

iShares Core S&P 500 ETF	3.0%

Meta Platforms, Inc., Class A	2.5%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class A	1.8%

Eli Lilly and Co.	1.7%

EQ/Large Cap Core Managed Volatility Portfolio Class K
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP CORE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Core Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$34	0.64%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 2,066,391,966
Holdings Count | Holding	544
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,066,391,966

Total number of portfolio holdings	544

Portfolio turnover rate (for the six months ended June 30, 2024)	21%

Holdings [Text Block]
What did the Portfolio
invest
in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		80.7%

Information Technology	25.8%

Financials	9.6%

Health Care	9.5%

Communication Services	8.4%

Consumer Discretionary	8.0%

Industrials	5.9%

Consumer Staples	5.2%

Utilities	2.6%

Energy	2.5%

Materials	2.0%

Real Estate	1.2%

Exchange Traded Funds		9.1%

Short-Term Investments		6.1%

Cash and Other Assets Less Liabilities		4.1%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

NVIDIA Corp.	5.4%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.3%

iShares Core S&P 500 ETF	3.0%

Meta Platforms, Inc., Class A	2.5%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class A	1.8%

Eli Lilly and Co.	1.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	5.5%

NVIDIA Corp.	5.4%

JPMorgan Prime Money Market Fund, IM Shares	4.6%

Apple, Inc.	4.1%

Amazon.com, Inc.	3.3%

iShares Core S&P 500 ETF	3.0%

Meta Platforms, Inc., Class A	2.5%

Broadcom, Inc.	2.0%

Alphabet, Inc., Class A	1.8%

Eli Lilly and Co.	1.7%

EQ/LARGE Cap Growth Index Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$39	0.71%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.71%	[1]
Net Assets	$ 2,454,088,638
Holdings Count | Holding	397
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,454,088,638

Total number of portfolio holdings	397

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	49.0%

Consumer Discretionary	13.6%

Communication Services	13.0%

Health Care	8.0%

Financials	5.8%

Industrials	4.3%

Consumer Staples	3.5%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Other	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.3%

Apple, Inc.	11.3%

NVIDIA Corp.	10.8%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	4.1%

Alphabet, Inc., Class A	3.9%

Alphabet, Inc., Class C	3.3%

Eli Lilly and Co.	2.8%

Broadcom, Inc.	2.7%

Tesla, Inc.	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.3%

Apple, Inc.	11.3%

NVIDIA Corp.	10.8%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	4.1%

Alphabet, Inc., Class A	3.9%

Alphabet, Inc., Class C	3.3%

Eli Lilly and Co.	2.8%

Broadcom, Inc.	2.7%

Tesla, Inc.	2.0%

EQ/LARGE Cap Growth Index Portfolio Class K
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$26	0.47%

*	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 2,454,088,638
Holdings Count | Holding	397
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,454,088,638

Total number of portfolio holdings	397

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	49.0%

Consumer Discretionary	13.6%

Communication Services	13.0%

Health Care	8.0%

Financials	5.8%

Industrials	4.3%

Consumer Staples	3.5%

Materials	0.6%

Real Estate	0.5%

Energy	0.4%

Other	0.2%

Short-Term Investments	0.1%

Cash and Other Assets Less Liabilities	1.0%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.3%

Apple , Inc.	11.3%

NVIDIA Corp.	10.8%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	4.1%

Alphabet, Inc., Class A	3.9%

Alphabet, Inc., Class C	3.3%

Eli Lilly and Co.	2.8%

Broadcom, Inc.	2.7%

Tesla, Inc.	2.0%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	12.3%

Apple , Inc.	11.3%

NVIDIA Corp.	10.8%

Amazon.com, Inc.	6.6%

Meta Platforms, Inc., Class A	4.1%

Alphabet, Inc., Class A	3.9%

Alphabet, Inc., Class C	3.3%

Eli Lilly and Co.	2.8%

Broadcom, Inc.	2.7%

Tesla, Inc.	2.0%

EQ/LARGE Cap Growth Managed Volatility Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$46	0.85%

*	Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 4,753,647,575
Holdings Count | Holding	408
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$4,753,647,575

Total number of portfolio holdings	408

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets )

Information Technology	28.8%

Consumer Discretionary	11.4%

Communication Services	10.1%

Health Care	6.6%

Financials	4.7%

Industrials	3.2%

Consumer Staples	2.7%

Energy	0.4%

Materials	0.3%

Real Estate	0.2%

Other	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.5%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.9%

NVIDIA Corp.	6.1%

Vanguard Russell 1000 Growth ETF	5.5%

iShares Morningstar Growth ETF	4.9%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.6%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

SPDR Portfolio S&P 500 Growth ETF	4.0%

Vanguard Growth ETF	3.6%

Meta Platforms, Inc., Class A	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.9%

NVIDIA Corp.	6.1%

Vanguard Russell 1000 Growth ETF	5.5%

iShares Morningstar Growth ETF	4.9%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.6%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

SPDR Portfolio S&P 500 Growth ETF	4.0%

Vanguard Growth ETF	3.6%

Meta Platforms, Inc., Class A	3.2%

EQ/LARGE Cap Growth Managed Volatility Portfolio Class K
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP GROWTH MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Growth Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$33	0.60%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[1]
Net Assets	$ 4,753,647,575
Holdings Count | Holding	408
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$4,753,647,575

Total number of portfolio holdings	408

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.8%

Consumer Discretionary	11.4%

Communication Services	10.1%

Health Care	6.6%

Financials	4.7%

Industrials	3.2%

Consumer Staples	2.7%

Energy	0.4%

Materials	0.3%

Real Estate	0.2%

Other	0.1%

Exchange Traded Funds	20.6%

Short-Term Investments	4.4%

Cash and Other Assets Less Liabilities	6.5%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.9%

NVIDIA Corp.	6.1%

Vanguard Russell 1000 Growth ETF	5.5%

iShares Morningstar Growth ETF	4.9%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.6%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

SPDR Portfolio S&P 500 Growth ETF	4.0%

Vanguard Growth ETF	3.6%

Meta Platforms, Inc., Class A	3.2%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	6.9%

NVIDIA Corp.	6.1%

Vanguard Russell 1000 Growth ETF	5.5%

iShares Morningstar Growth ETF	4.9%

Apple, Inc.	4.9%

Amazon.com, Inc.	4.6%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

SPDR Portfolio S&P 500 Growth ETF	4.0%

Vanguard Growth ETF	3.6%

Meta Platforms, Inc., Class A	3.2%

EQ/LARGE Cap Value Index Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$38	0.73%

*	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%	[1]
Net Assets	$ 825,122,811
Holdings Count | Holding	876
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Portfolio Statistics
(as of June 30, 2024)

Net Assets	$825,122,811

Total number of portfolio holdings	876

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	20.8%

Health Care	15.4%

Industrials	14.3%

Information Technology	9.4%

Consumer Staples	7.9%

Energy	7.5%

Consumer Discretionary	6.1%

Real Estate	4.6%

Materials	4.5%

Utilities	4.4%

Other	4.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.7%

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.5%

Exxon Mobil Corp.	2.2%

UnitedHealth Group, Inc.	1.9%

Johnson & Johnson	1.5%

Procter & Gamble Co. (The)	1.3%

Walmart, Inc.	1.3%

Bank of America Corp.	1.1%

Chevron Corp.	1.1%

Thermo Fisher Scientific, Inc.	0.9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	20.8%

Health Care	15.4%

Industrials	14.3%

Information Technology	9.4%

Consumer Staples	7.9%

Energy	7.5%

Consumer Discretionary	6.1%

Real Estate	4.6%

Materials	4.5%

Utilities	4.4%

Other	4.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.5%

Exxon Mobil Corp.	2.2%

UnitedHealth Group, Inc.	1.9%

Johnson & Johnson	1.5%

Procter & Gamble Co. (The)	1.3%

Walmart, Inc.	1.3%

Bank of America Corp.	1.1%

Chevron Corp.	1.1%

Thermo Fisher Scientific, Inc.	0.9%

EQ/LARGE Cap Value Index Portfolio Class K
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$25	0.48%

*	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[1]
Net Assets	$ 825,122,811
Holdings Count | Holding	876
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$825,122,811

Total number of portfolio holdings	876

Portfolio turnover rate (for the six months ended June 30, 2024)	13%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Financials	20.8%

Health Care	15.4%

Industrials	14.3%

Information Technology	9.4%

Consumer Staples	7.9%

Energy	7.5%

Consumer Discretionary	6.1%

Real Estate	4.6%

Materials	4.5%

Utilities	4.4%

Other	4.2%

Short-Term Investments	0.2%

Cash and Other Assets Less Liabilities	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Berkshire Hathaway, Inc., Class B	3.2%

JPMorgan Chase & Co.	2.5%

Exxon Mobil Corp.	2.2%

UnitedHealth Group, Inc.	1.9%

Johnson & Johnson	1.5%

Procter & Gamble Co. (The)	1.3%

Walmart, Inc.	1.3%

Bank of America Corp.	1.1%

Chevron Corp.	1.1%

Thermo Fisher Scientific, Inc.	0.9%

EQ/LARGE Cap Value Managed Volatility Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$44	0.86%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%	[1]
Net Assets	$ 3,778,015,439
Holdings Count | Holding	931
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,778,015,439

Total number of portfolio holdings	931

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		81.8%

Financials	16.6%

Health Care	11.9%

Information Technology	11.4%

Industrials	11.1%

Consumer Staples	6.0%

Energy	5.4%

Consumer Discretionary	5.3%

Materials	3.9%

Utilities	3.9%

Communication Services	3.4%

Real Estate	2.9%

Exchange Traded Funds		9.0%

Rights		0.0	% #

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		6.9%

Top Ten Holdings (as a % of Net Assets)

iShares Morningstar Value ETF	1.9%

Vanguard Value ETF	1.8%

JPMorgan Chase & Co.	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

iShares Russell 1000 Value ETF	1.6%

JPMorgan Prime Money Market Fund, IM Shares	1.5%

Vanguard Russell 1000 Value ETF	1.5%

Exxon Mobil Corp.	1.4%

Microsoft Corp.	1.3%

SPDR Portfolio S&P 500 Value ETF	1.3%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

iShares Morningstar Value ETF	1.9%

Vanguard Value ETF	1.8%

JPMorgan Chase & Co.	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

iShares Russell 1000 Value ETF	1.6%

JPMorgan Prime Money Market Fund, IM Shares	1.5%

Vanguard Russell 1000 Value ETF	1.5%

Exxon Mobil Corp.	1.4%

Microsoft Corp.	1.3%

SPDR Portfolio S&P 500 Value ETF	1.3%

EQ/Large Cap Value Managed Volatility Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LARGE CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Large Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$32	0.61%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%	[1]
Net Assets	$ 3,778,015,439
Holdings Count | Holding	931
Investment Company, Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$3,778,015,439

Total number of portfolio holdings	931

Portfolio turnover rate (for the six months ended June 30, 2024)	10%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks		81.8%

Financials	16.6%

Health Care	11.9%

Information Technology	11.4%

Industrials	11.1%

Consumer Staples	6.0%

Energy	5.4%

Consumer Discretionary	5.3%

Materials	3.9%

Utilities	3.9%

Communication Services	3.4%

Real Estate	2.9%

Exchange Traded Funds		9.0%

Rights		0.0	% #

Short-Term Investments		2.3%

Cash and Other Assets Less Liabilities		6.9%

Top Ten Holdings (as a % of Net Assets)

iShares Morningstar Value ETF	1.9%

Vanguard Value ETF	1.8%

JPMorgan Chase & Co.	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

iShares Russell 1000 Value ETF	1.6%

JPMorgan Prime Money Market Fund, IM Shares	1.5%

Vanguard Russell 1000 Value ETF	1.5%

Exxon Mobil Corp.	1.4%

Microsoft Corp.	1.3%

SPDR Portfolio S&P 500 Value ETF	1.3%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

iShares Morningstar Value ETF	1.9%

Vanguard Value ETF	1.8%

JPMorgan Chase & Co.	1.8%

Berkshire Hathaway, Inc., Class B	1.7%

iShares Russell 1000 Value ETF	1.6%

JPMorgan Prime Money Market Fund, IM Shares	1.5%

Vanguard Russell 1000 Value ETF	1.5%

Exxon Mobil Corp.	1.4%

Microsoft Corp.	1.3%

SPDR Portfolio S&P 500 Value ETF	1.3%

EQ/Lazard Emerging Markets Equity Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LAZARD EMERGING MARKETS EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Lazard Emerging Markets Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$70	1.35%

*	Annualized

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.35%	[1]
Net Assets	$ 439,248,423
Holdings Count | Holding	85
Investment Company, Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$439,248,423

Total number of portfolio holdings	85

Portfolio turnover rate (for the six months ended June 30, 2024)	11%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

China	25.9%

Taiwan	13.4%

South Korea	11.0%

Brazil	9.4%

South Africa	8.0%

India	6.2%

Mexico	5.0%

Indonesia	3.7%

Hungary	3.2%

Greece	2.4%

Other	7.1%

Short-Term Investments	3.8%

Cash and Other Assets Less Liabilities	0.8%

Top 10 Sectors ( as a % of Net Assets)

Financials	25.6%

Information Technology	21.6%

Consumer Discretionary	9.9%

Communication Services	9.0%

Industrials	7.1%

Consumer Staples	6.7%

Energy	5.8%

Materials	4.7%

Health Care	3.2%

Utilities	1.8%

Largest Holdings [Text Block]

Top 10 Sectors ( as a % of Net Assets)

Financials	25.6%

Information Technology	21.6%

Consumer Discretionary	9.9%

Communication Services	9.0%

Industrials	7.1%

Consumer Staples	6.7%

Energy	5.8%

Materials	4.7%

Health Care	3.2%

Utilities	1.8%

EQ/Long-Term Bond Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$32	0.65%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 2,585,999,553
Holdings Count | Holding	614
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,585,999,553

Total number of portfolio holdings	614

Portfolio turnover rate (for the six months ended June 30, 2024)	25%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	46.7%

U.S. Treasury Obligations	46.2%

Foreign Government Securities	3.2%

Municipal Bonds	1.6%

Asset-Backed Securities	0.5%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

EQ/Long-Term Bond Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LONG-TERM BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Long-Term Bond Portfolio for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 2,585,999,553
Holdings Count | Holding	614
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,585,999,553

Total number of portfolio holdings	614

Portfolio turnover rate (for the six months ended June 30, 2024)	25%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	46.7%

U.S. Treasury Obligations	46.2%

Foreign Government Securities	3.2%

Municipal Bonds	1.6%

Asset-Backed Securities	0.5%

U.S. Government Agency Securities	0.5%

Supranational	0.1%

Short-Term Investments	0.5%

Cash and Other Assets Less Liabilities	0.7%

EQ/Loomis Sayles Growth Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.05%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 807,004,958
Holdings Count | Holding	48
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$807,004,958

Total number of portfolio holdings	48

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.2%

Communication Services	21.1%

Consumer Discretionary	16.1%

Health Care	14.0%

Financials	8.7%

Industrials	6.0%

Consumer Staples	3.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	7.4%

Meta Platforms, Inc., Class A	7.4%

Amazon.com, Inc.	6.4%

Netflix, Inc.	5.5%

Tesla, Inc.	5.0%

Alphabet, Inc., Class A	5.0%

Oracle Corp.	4.5%

Boeing Co. (The)	4.4%

Visa, Inc., Class A	3.6%

Microsoft Corp.	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	7.4%

Meta Platforms, Inc., Class A	7.4%

Amazon.com, Inc.	6.4%

Netflix, Inc.	5.5%

Tesla, Inc.	5.0%

Alphabet, Inc., Class A	5.0%

Oracle Corp.	4.5%

Boeing Co. (The)	4.4%

Visa, Inc., Class A	3.6%

Microsoft Corp.	3.3%

EQ/Loomis Sayles Growth Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/LOOMIS SAYLES GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Loomis Sayles Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$43	0.80%

*	Annualized

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 807,004,958
Holdings Count | Holding	48
Investment Company, Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$807,004,958

Total number of portfolio holdings	48

Portfolio turnover rate (for the six months ended June 30, 2024)	5%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	28.2%

Communication Services	21.1%

Consumer Discretionary	16.1%

Health Care	14.0%

Financials	8.7%

Industrials	6.0%

Consumer Staples	3.6%

Short-Term Investments	3.2%

Cash and Other Assets Less Liabilities	(0.9)%

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	7.4%

Meta Platforms, Inc., Class A	7.4%

Amazon.com, Inc.	6.4%

Netflix, Inc.	5.5%

Tesla, Inc.	5.0%

Alphabet, Inc., Class A	5.0%

Oracle Corp.	4.5%

Boeing Co. (The)	4.4%

Visa, Inc., Class A	3.6%

Microsoft Corp.	3.3%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA Corp.	7.4%

Meta Platforms, Inc., Class A	7.4%

Amazon.com, Inc.	6.4%

Netflix, Inc.	5.5%

Tesla, Inc.	5.0%

Alphabet, Inc., Class A	5.0%

Oracle Corp.	4.5%

Boeing Co. (The)	4.4%

Visa, Inc., Class A	3.6%

Microsoft Corp.	3.3%

EQ/MFS INTERNATIONAL GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$56	1.10%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 1,307,995,464
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,307,995,464

Total number of portfolio holdings	87

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	17.1%

France	11.8%

Germany	10.0%

Japan	9.9%

United Kingdom	6.6%

Canada	6.5%

Taiwan	6.4%

Netherlands	5.2%

China	3.5%

India	3.5%

Other	17.8%

Cash and Other Assets Less Liabilities	1.7%

Top 10 Sectors (as a % of Net Assets)

Industrials	18.8%

Information Technology	18.4%

Consumer Staples	13.1%

Materials	11.9%

Health Care	11.3%

Consumer Discretionary	11.0%

Financials	9.5%

Communication Services	2.6%

Energy	1.3%

Utilities	0.4%

Largest Holdings [Text Block]

Top 10 Sectors (as a % of Net Assets)

Industrials	18.8%

Information Technology	18.4%

Consumer Staples	13.1%

Materials	11.9%

Health Care	11.3%

Consumer Discretionary	11.0%

Financials	9.5%

Communication Services	2.6%

Energy	1.3%

Utilities	0.4%

EQ/MFS International Growth Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$44	0.85%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 1,307,995,464
Holdings Count | Holding	87
Investment Company, Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,307,995,464

Total number of portfolio holdings	87

Portfolio turnover rate (for the six months ended June 30, 2024)	7%

Holdings [Text Block]

What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	17.1%

France	11.8%

Germany	10.0%

Japan	9.9%

United Kingdom	6.6%

Canada	6.5%

Taiwan	6.4%

Netherlands	5.2%

China	3.5%

India	3.5%

Other	17.8%

Cash and Other Assets Less Liabilities	1.7%

Top 10 Sectors (as a % of Net Assets)

Industrials	18.8%

Information Technology	18.4%

Consumer Staples	13.1%

Materials	11.9%

Health Care	11.3%

Consumer Discretionary	11.0%

Financials	9.5%

Communication Services	2.6%

Energy	1.3%

Utilities	0.4%

EQ/MFS International Intrinsic Value Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	EQ/MFS INTERNATIONAL INTRINSIC VALUE PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS International Intrinsic Value Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$59	1.15%

*	Annualized

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 1,184,044,068
Holdings Count | Holding	93
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,184,044,068

Total number of portfolio holdings	93

Portfolio turnover rate (for the six months ended June 30, 2024)	8%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Country Weightings (as a % of Net Assets)

United States	16.9%

Japan	13.5%

France	12.1%

Germany	9.3%

United Kingdom	8.8%

Switzerland	5.6%

Spain	4.1%

Netherlands	3.8%

Ireland	3.8%

Canada	3.8%

Other	16.1%

Cash and Other Assets Less Liabilities	2.2%

Top Sectors (as a % of Net Assets)

Financials	21.8%

Industrials	19.9%

Information Technology	18.9%

Materials	11.2%

Consumer Staples	8.9%

Energy	6.7%

Health Care	6.5%

Consumer Discretionary	3.2%

Real Estate	0.7%

EQ/MFS Mid Cap Focused Growth Portfolio Class IB
Shareholder Report [Line Items]
Fund Name	EQ/MFS MID CAP FOCUSED GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Mid Cap Focused Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$57	1.10%

*	Annualized

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%	[1]
Net Assets	$ 490,617,398
Holdings Count | Holding	46
Investment Company, Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$490,617,398

Total number of portfolio holdings	46

Portfolio turnover rate (for the six months ended June 30, 2024)	20%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	24.6%

Industrials	24.3%

Health Care	15.2%

Consumer Discretionary	10.7%

Financials	9.3%

Communication Services	6.0%

Materials	3.5%

Real Estate	2.2%

Consumer Staples	1.9%

Energy	1.9%

Cash and Other Assets Less Liabilities	0.4%

Top Ten Holdings (as a % of Net Assets)

Monolithic Power Systems, Inc.	5.3%

Cadence Design Systems, Inc.	4.9%

ASM International NV	4.0%

Verisk Analytics, Inc.	3.8%

Spotify Technology SA	3.6%

Vulcan Materials Co.	3.5%

Howmet Aerospace, Inc.	3.3%

Copart, Inc.	3.1%

Westinghouse Air Brake Technologies Corp.	2.8%

STERIS plc	2.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Monolithic Power Systems, Inc.	5.3%

Cadence Design Systems, Inc.	4.9%

ASM International NV	4.0%

Verisk Analytics, Inc.	3.8%

Spotify Technology SA	3.6%

Vulcan Materials Co.	3.5%

Howmet Aerospace, Inc.	3.3%

Copart, Inc.	3.1%

Westinghouse Air Brake Technologies Corp.	2.8%

STERIS plc	2.6%

EQ/MFS TECHNOLOGY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$63	1.12%

*	Annualized

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 977,990,799
Holdings Count | Holding	49
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$977,990,799

Total number of portfolio holdings	49

Portfolio turnover rate (for the six months ended June 30, 2024)	27%

Holdings [Text Block]
What
did
the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets )

Information Technology	67.2%

Communication Services	18.9%

Industrials	3.5%

Financials	2.2%

Consumer Discretionary	1.8%

Short-Term Investments	4.2%

Cash and Other Assets Less Liabilities	2.2%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.0%

Meta Platforms, Inc., Class A	9.3%

Alphabet, Inc., Class A	8.5%

NVIDIA Corp.	6.7%

Apple, Inc.	5.8%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

Broadcom, Inc.	3.5%

ServiceNow, Inc.	2.9%

Salesforce, Inc.	2.9%

KLA Corp.	2.4%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	10.0%

Meta Platforms, Inc., Class A	9.3%

Alphabet, Inc., Class A	8.5%

NVIDIA Corp.	6.7%

Apple, Inc.	5.8%

JPMorgan Prime Money Market Fund, IM Shares	4.3%

Broadcom, Inc.	3.5%

ServiceNow, Inc.	2.9%

Salesforce, Inc.	2.9%

KLA Corp.	2.4%

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last
six
months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$53	1.05%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 200,156,974
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$200,156,974

Total number of portfolio holdings	56

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Utilities		92.2%

Electric Utilities	57.6%

Multi-Utilities	23.3%

Independent Power and Renewable Electricity Producers	8.0%

Gas Utilities	2.8%

Water Utilities	0.5%

Communication Services		4.2%

Diversified Telecommunication Services	3.2%

Wireless Telecommunication Services	1.0%

Real Estate		2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabilities		1.1%

Top Ten Holdings (as a % of Net Assets)

NextEra Energy, Inc.	12.0%

PG&E Corp.	6.8%

Constellation Energy Corp.	5.5%

DTE Energy Co.	4.8%

Sempra	4.5%

Southern Co. (The)	4.3%

Dominion Energy, Inc.	4.2%

Edison International	4.1%

PPL Corp.	3.8%

Ameren Corp.	3.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NextEra Energy, Inc.	12.0%

PG&E Corp.	6.8%

Constellation Energy Corp.	5.5%

DTE Energy Co.	4.8%

Sempra	4.5%

Southern Co. (The)	4.3%

Dominion Energy, Inc.	4.2%

Edison International	4.1%

PPL Corp.	3.8%

Ameren Corp.	3.8%

EQ/MFS UTILITIES SERIES PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MFS UTILITIES SERIES PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/MFS Utilities Series Portfolio (the "Portfolio") for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$40	0.80%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 200,156,974
Holdings Count | Holding	56
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$200,156,974

Total number of portfolio holdings	56

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets )

Utilities		92.2%

Electric Utilities	57.6%

Multi-Utilities	23.3%

Independent Power and Renewable Electricity Producers	8.0%

Gas Utilities	2.8%

Water Utilities	0.5%

Communication Services		4.2%

Diversified Telecommunication Services	3.2%

Wireless Telecommunication Services	1.0%

Real Estate		2.5%

Specialized REITs	2.5%

Cash and Other Assets Less Liabilities		1.1%

Top Ten Holdings (as a % of Net Assets)

NextEra Energy, Inc.	12.0%

PG&E Corp.	6.8%

Constellation Energy Corp.	5.5%

DTE Energy Co.	4.8%

Sempra	4.5%

Southern Co. (The)	4.3%

Dominion Energy, Inc.	4.2%

Edison International	4.1%

PPL Corp.	3.8%

Ameren Corp.	3.8%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NextEra Energy, Inc.	12.0%

PG&E Corp.	6.8%

Constellation Energy Corp.	5.5%

DTE Energy Co.	4.8%

Sempra	4.5%

Southern Co. (The)	4.3%

Dominion Energy, Inc.	4.2%

Edison International	4.1%

PPL Corp.	3.8%

Ameren Corp.	3.8%

EQ/MID CAP INDEX PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$33	0.65%

*	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1]
Net Assets	$ 2,433,584,355
Holdings Count | Holding	405
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,433,584,355

Total number of portfolio holdings	405

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio
invest
in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	21.9%

Financials	15.8%

Consumer Discretionary	14.6%

Information Technology	9.4%

Health Care	9.1%

Real Estate	7.0%

Materials	6.5%

Energy	5.9%

Consumer Staples	4.6%

Utilities	2.5%

Other	1.6%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.7%

Williams-Sonoma, Inc.	0.7%

EMCOR Group, Inc.	0.6%

Lennox International, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.6%

Burlington Stores, Inc.	0.6%

Manhattan Associates, Inc.	0.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.7%

Williams-Sonoma, Inc.	0.7%

EMCOR Group, Inc.	0.6%

Lennox International, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.6%

Burlington Stores, Inc.	0.6%

Manhattan Associates, Inc.	0.6%

EQ/MID CAP INDEX PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$20	0.40%

*	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 2,433,584,355
Holdings Count | Holding	405
Investment Company, Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,433,584,355

Total number of portfolio holdings	405

Portfolio turnover rate (for the six months ended June 30, 2024)	9%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	21.9%

Financials	15.8%

Consumer Discretionary	14.6%

Information Technology	9.4%

Health Care	9.1%

Real Estate	7.0%

Materials	6.5%

Energy	5.9%

Consumer Staples	4.6%

Utilities	2.5%

Other	1.6%

Short-Term Investments	0.8%

Cash and Other Assets Less Liabilities	0.3%

Top Ten Holdings (as a % of Net Assets)

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.7%

Williams-Sonoma, Inc.	0.7%

EMCOR Group, Inc.	0.6%

Lennox International, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.6%

Burlington Stores, Inc.	0.6%

Manhattan Associates, Inc.	0.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Pure Storage, Inc., Class A	0.7%

Carlisle Cos., Inc.	0.7%

Williams-Sonoma, Inc.	0.7%

EMCOR Group, Inc.	0.6%

Lennox International, Inc.	0.6%

Illumina, Inc.	0.6%

Reliance, Inc.	0.6%

BioMarin Pharmaceutical, Inc.	0.6%

Burlington Stores, Inc.	0.6%

Manhattan Associates, Inc.	0.6%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$48	0.95%

*	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[1]
Net Assets	$ 1,602,305,145
Holdings Count | Holding	788
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,602,305,145

Total number of portfolio holdings	788

Portfolio turnover rate (for the six months ended June 30, 2024)	23%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	14.4%

Financials	14.3%

Real Estate	8.0%

Consumer Discretionary	8.0%

Information Technology	7.0%

Health Care	6.6%

Materials	5.1%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.1%

Other	2.0%

Exchange Traded Funds	10.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	4.8%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	3.8%

iShares Russell Mid-Cap Value ETF	3.5%

Vanguard Mid-Cap Value ETF	1.6%

iShares Morningstar Mid-Cap Value ETF	1.6%

iShares S&P Mid-Cap 400 Value ETF	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.8%

Red Rock Resorts, Inc., Class A	0.8%

WESCO International, Inc.	0.8%

Goldman Sachs Financial Square Government Fund	0.7%

SPDR S&P 400 Mid Cap Value ETF	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	3.8%

iShares Russell Mid-Cap Value ETF	3.5%

Vanguard Mid-Cap Value ETF	1.6%

iShares Morningstar Mid-Cap Value ETF	1.6%

iShares S&P Mid-Cap 400 Value ETF	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.8%

Red Rock Resorts, Inc., Class A	0.8%

WESCO International, Inc.	0.8%

Goldman Sachs Financial Square Government Fund	0.7%

SPDR S&P 400 Mid Cap Value ETF	0.7%

EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MID CAP VALUE MANAGED VOLATILITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Mid Cap Value Managed Volatility Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$35	0.70%

*	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 1,602,305,145
Holdings Count | Holding	788
Investment Company, Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,602,305,145

Total number of portfolio holdings	788

Portfolio turnover rate (for the six months ended June 30, 2024)	23%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Industrials	14.4%

Financials	14.3%

Real Estate	8.0%

Consumer Discretionary	8.0%

Information Technology	7.0%

Health Care	6.6%

Materials	5.1%

Energy	4.7%

Consumer Staples	4.5%

Utilities	4.1%

Other	2.0%

Exchange Traded Funds	10.4%

Short-Term Investments	6.1%

Cash and Other Assets Less Liabilities	4.8%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	3.8%

iShares Russell Mid-Cap Value ETF	3.5%

Vanguard Mid-Cap Value ETF	1.6%

iShares Morningstar Mid-Cap Value ETF	1.6%

iShares S&P Mid-Cap 400 Value ETF	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.8%

Red Rock Resorts, Inc., Class A	0.8%

WESCO International, Inc.	0.8%

Goldman Sachs Financial Square Government Fund	0.7%

SPDR S&P 400 Mid Cap Value ETF	0.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	3.8%

iShares Russell Mid-Cap Value ETF	3.5%

Vanguard Mid-Cap Value ETF	1.6%

iShares Morningstar Mid-Cap Value ETF	1.6%

iShares S&P Mid-Cap 400 Value ETF	0.9%

Invesco Government & Agency Portfolio, Institutional Shares	0.8%

Red Rock Resorts, Inc., Class A	0.8%

WESCO International, Inc.	0.8%

Goldman Sachs Financial Square Government Fund	0.7%

SPDR S&P 400 Mid Cap Value ETF	0.7%

EQ/MONEY MARKET PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$34	0.68%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 2,226,874,101
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,226,874,101

Total number of portfolio holdings	60

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	19.4%

U.S. Treasury Obligations	36.5%

Short-Term Investments	45.1%

Cash and Other Assets Less Liabilities	(1.0)%

EQ/MONEY MARKET PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MONEY MARKET PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Money Market Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$34	0.68%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[1]
Net Assets	$ 2,226,874,101
Holdings Count | Holding	60
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$2,226,874,101

Total number of portfolio holdings	60

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	19.4%

U.S. Treasury Obligations	36.5%

Short-Term Investments	45.1%

Cash and Other Assets Less Liabilities	(1.0)%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$56	1.15%

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.15%	[1]
Net Assets	$ 364,548,318
Holdings Count | Holding	1,169
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$364,548,318

Total number of portfolio holdings	1,169

Portfolio turnover rate (for the six months ended June 30, 2024)	47%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.2%

Health Care	23.7%

Consumer Discretionary	16.9%

Industrials	11.5%

Financials	6.9%

Communication Services	3.9%

Consumer Staples	3.6%

Energy	2.1%

Materials	2.1%

Real Estate	1.1%

Other	0.3%

Short-Term Investments	7.2%

Cash and Other Assets Less Liabilities	(4.5)%

Top Ten Holdings (as a % of Net Assets)

Global-e Online Ltd.	3.6%

BILL Holdings, Inc.	3.2%

Cloudflare, Inc., Class A	3.1%

agilon health, Inc.	2.8%

Chewy, Inc., Class A	2.6%

Appian Corp., Class A	2.4%

ZoomInfo Technologies, Inc., Class A	2.3%

Peloton Interactive, Inc., Class A	2.0%

Wayfair, Inc., Class A	2.0%

Oddity Tech Ltd., Class A	1.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Global-e Online Ltd.	3.6%

BILL Holdings, Inc.	3.2%

Cloudflare, Inc., Class A	3.1%

agilon health, Inc.	2.8%

Chewy, Inc., Class A	2.6%

Appian Corp., Class A	2.4%

ZoomInfo Technologies, Inc., Class A	2.3%

Peloton Interactive, Inc., Class A	2.0%

Wayfair, Inc., Class A	2.0%

Oddity Tech Ltd., Class A	1.9%

EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/MORGAN STANLEY SMALL CAP GROWTH PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Morgan Stanley Small Cap Growth Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$44	0.90%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 364,548,318
Holdings Count | Holding	1,169
Investment Company, Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$364,548,318

Total number of portfolio holdings	1,169

Portfolio turnover rate (for the six months ended June 30, 2024)	47%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	25.2%

Health Care	23.7%

Consumer Discretionary	16.9%

Industrials	11.5%

Financials	6.9%

Communication Services	3.9%

Consumer Staples	3.6%

Energy	2.1%

Materials	2.1%

Real Estate	1.1%

Other	0.3%

Short-Term Investments	7.2%

Cash and Other Assets Less Liabilities	(4.5)%

Top Ten Holdings (as a % of Net Assets)

Global-e Online Ltd.	3.6%

BILL Holdings, Inc.	3.2%

Cloudflare, Inc., Class A	3.1%

agilon health, Inc.	2.8%

Chewy, Inc., Class A	2.6%

Appian Corp., Class A	2.4%

ZoomInfo Technologies, Inc., Class A	2.3%

Peloton Interactive, Inc., Class A	2.0%

Wayfair, Inc., Class A	2.0%

Oddity Tech Ltd., Class A	1.9%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Global-e Online Ltd.	3.6%

BILL Holdings, Inc.	3.2%

Cloudflare, Inc., Class A	3.1%

agilon health, Inc.	2.8%

Chewy, Inc., Class A	2.6%

Appian Corp., Class A	2.4%

ZoomInfo Technologies, Inc., Class A	2.3%

Peloton Interactive, Inc., Class A	2.0%

Wayfair, Inc., Class A	2.0%

Oddity Tech Ltd., Class A	1.9%

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$127	2.56%

*	Annualized

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	2.56%	[1]
Net Assets	$ 107,755,810
Holdings Count | Holding	259
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$107,755,810

Total number of portfolio holdings	259

Portfolio turnover rate (for the six months ended June 30, 2024)	62%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Foreign Government Securities	61.4%

U.S. Treasury Obligations	60.2%

Mortgage-Backed Securities	14.0%

Corporate Bonds	4.6%

Supranational	2.7%

Collateralized Mortgage Obligations	2.6%

Asset-Backed Securities	1.5%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities*	(47.1)%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO GLOBAL REAL RETURN PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Global Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$115	2.31%

*	Annualized

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.31%	[1]
Net Assets	$ 107,755,810
Holdings Count | Holding	259
Investment Company, Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$107,755,810

Total number of portfolio holdings	259

Portfolio turnover rate (for the six months ended June 30, 2024)	62%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Foreign Government Securities	61.4%

U.S. Treasury Obligations	60.2%

Mortgage-Backed Securities	14.0%

Corporate Bonds	4.6%

Supranational	2.7%

Collateralized Mortgage Obligations	2.6%

Asset-Backed Securities	1.5%

Commercial Mortgage-Backed Securities	0.1%

Cash and Other Assets Less Liabilities*	(47.1)%

*
Liabilities include payable amounts for sale-buyback financing transactions and forward settling transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO REAL RETURN PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO REAL RETURN PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Real Return Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$144	2.89%

*	Annualized

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	2.89%	[1]
Net Assets	$ 78,300,734
Holdings Count | Holding	314
Investment Company, Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$78,300,734

Total number of portfolio holdings	314

Portfolio turnover rate (for the six months ended June 30, 2024)	60%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	107.9%

Mortgage-Backed Securities	14.2%

Foreign Government Securities	5.9%

Asset-Backed Securities	5.8%

Collateralized Mortgage Obligations	4.2%

Commercial Mortgage-Backed Securities	1.0%

Corporate Bonds	0.0	% #

Short-Term Investments	58.0%

Cash and Other Assets Less Liabilities*	(97.0)%

#	Less than 0.05%
*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO TOTAL RETURN ESG PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO TOTAL RETURN ESG PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Total Return ESG Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$40	0.80%

*	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 254,347,997
Holdings Count | Holding	680
Investment Company, Portfolio Turnover	194.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$254,347,997

Total number of portfolio holdings	680

Portfolio turnover rate (for the six months ended June 30, 2024)	194%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Mortgage-Backed Securities	51.3%

Corporate Bonds	28.4%

U.S. Treasury Obligations	21.3%

Asset-Backed Securities	12.6%

Commercial Mortgage-Backed Securities	7.5%

Collateralized Mortgage Obligations	3.6%

Foreign Government Securities	2.9%

Municipal Bonds	1.0%

Supranational	0.2%

Options Purchased	0.0%#

Short-Term Investments	5.0%

Cash and Other Assets Less Liabilities*	(33.8)%

#	Less than 0.05%
*
Liabilities include payable amounts for securities purchased and sale-buyback financing transactions, and the impact of the Portfolio’s open positions in derivatives (other than options purchased), if any.

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$41	0.80%

*	Annualized

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 820,114,738
Holdings Count | Holding	418
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$820,114,738

Total number of portfolio holdings	418

Portfolio turnover rate (for the six months ended June 30, 2024)	39%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.3%

Asset-Backed Securities	29.5%

Collateralized Mortgage Obligations	11.2%

U.S. Government Agency Securities	8.0%

Commercial Mortgage-Backed Securities	3.5%

U.S. Treasury Obligations	2.9%

Mortgage-Backed Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(0.7)%

EQ/PIMCO ULTRA SHORT BOND PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/PIMCO ULTRA SHORT BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/PIMCO Ultra Short Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$28	0.55%

*	Annualized

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[1]
Net Assets	$ 820,114,738
Holdings Count | Holding	418
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$820,114,738

Total number of portfolio holdings	418

Portfolio turnover rate (for the six months ended June 30, 2024)	39%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

Corporate Bonds	40.3%

Asset-Backed Securities	29.5%

Collateralized Mortgage Obligations	11.2%

U.S. Government Agency Securities	8.0%

Commercial Mortgage-Backed Securities	3.5%

U.S. Treasury Obligations	2.9%

Mortgage-Backed Securities	0.6%

Municipal Bonds	0.2%

Short-Term Investments	4.5%

Cash and Other Assets Less Liabilities	(0.7)%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IA)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder repor t contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IA	$42	0.84%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 1,148,760,608
Holdings Count | Holding	923
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,148,760,608

Total number of portfolio holdings	923

Portfolio turnover rate (for the six months ended June 30, 2024)	104%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	48.9%

U.S. Treasury Obligations	28.6%

Mortgage-Backed Securities	11.3%

Corporate Bonds	10.7%

Asset-Backed Securities	2.9%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.3%

Foreign Government Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	(8.0)%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS IB)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$42	0.84%

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[1]
Net Assets	$ 1,148,760,608
Holdings Count | Holding	923
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,148,760,608

Total number of portfolio holdings	923

Portfolio turnover rate (for the six months ended June 30, 2024)	104%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	48.9%

U.S. Treasury Obligations	28.6%

Mortgage-Backed Securities	11.3%

Corporate Bonds	10.7%

Asset-Backed Securities	2.9%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.3%

Foreign Government Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	(8.0)%

EQ/QUALITY BOND PLUS PORTFOLIO (CLASS K)
Shareholder Report [Line Items]
Fund Name	EQ/QUALITY BOND PLUS PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Quality Bond PLUS Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$30	0.59%

*	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[1]
Net Assets	$ 1,148,760,608
Holdings Count | Holding	923
Investment Company, Portfolio Turnover	104.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,148,760,608

Total number of portfolio holdings	923

Portfolio turnover rate (for the six months ended June 30, 2024)	104%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Government Agency Securities	48.9%

U.S. Treasury Obligations	28.6%

Mortgage-Backed Securities	11.3%

Corporate Bonds	10.7%

Asset-Backed Securities	2.9%

Collateralized Mortgage Obligations	2.4%

Commercial Mortgage-Backed Securities	1.3%

Foreign Government Securities	0.8%

Municipal Bonds	0.2%

Short-Term Investments	0.9%

Cash and Other Assets Less Liabilities	(8.0)%

EQ/Small Company Index Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$32	0.63%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[1]
Net Assets	$ 1,395,441,112
Holdings Count | Holding	2,006
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,395,441,112

Total number of portfolio holdings	2,006

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.1%

Industrials	17.0%

Financials	17.0%

Information Technology	13.2%

Consumer Discretionary	9.9%

Energy	6.5%

Real Estate	6.0%

Materials	4.5%

Consumer Staples	2.7%

Utilities	2.7%

Other	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	(2.1)%

EQ/Small Company Index Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/SMALL COMPANY INDEX PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Small Company Index Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$19	0.38%

*	Annualized

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.38%	[1]
Net Assets	$ 1,395,441,112
Holdings Count | Holding	2,006
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,395,441,112

Total number of portfolio holdings	2,006

Portfolio turnover rate (for the six months ended June 30, 2024)	14%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Health Care	17.1%

Industrials	17.0%

Financials	17.0%

Information Technology	13.2%

Consumer Discretionary	9.9%

Energy	6.5%

Real Estate	6.0%

Materials	4.5%

Consumer Staples	2.7%

Utilities	2.7%

Other	2.5%

Short-Term Investments	3.0%

Cash and Other Assets Less Liabilities	(2.1)%

EQ/T. Rowe Price Health Sciences Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/T. ROWE PRICE HEALTH SCIENCES PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	T his semi-annual shareholder report contains important information about the EQ/T. Rowe Price Health Sciences Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$62	1.20%

*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.20%	[1]
Net Assets	$ 185,044,041
Holdings Count | Holding	177
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$185,044,041

Total number of portfolio holdings	177

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Health Care		99.2%

Biotechnology	32.3%

Pharmaceuticals	22.5%

Health Care Providers & Services	17.3%

Health Care Equipment & Supplies	16.2%

Life Sciences Tools & Services	10.9%

Financials		0.3%

Insurance	0.3%

Capital Markets	0.0%#

Materials		0.0%#

Chemicals	0.0%#

Short-Term Investments		1.3%

Cash and Other Assets Less Liabilities		(0.8)%

Top Ten Holdings (as a % of Net Assets)

Eli Lilly and Co.	12.1%

UnitedHealth Group, Inc.	6.5%

Intuitive Surgical, Inc.	4.8%

Thermo Fisher Scientific, Inc.	4.4%

Merck & Co., Inc.	3.9%

Elevance Health, Inc.	3.8%

Stryker Corp.	3.6%

Danaher Corp.	3.4%

Regeneron Pharmaceuticals, Inc.	3.2%

Vertex Pharmaceuticals, Inc.	2.6%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Eli Lilly and Co.	12.1%

UnitedHealth Group, Inc.	6.5%

Intuitive Surgical, Inc.	4.8%

Thermo Fisher Scientific, Inc.	4.4%

Merck & Co., Inc.	3.9%

Elevance Health, Inc.	3.8%

Stryker Corp.	3.6%

Danaher Corp.	3.4%

Regeneron Pharmaceuticals, Inc.	3.2%

Vertex Pharmaceuticals, Inc.	2.6%

EQ/Value Equity Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$47	0.92%

*	Annualized

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.92%	[1]
Net Assets	$ 1,567,148,676
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,567,148,676

Total number of portfolio holdings	42

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.0%

Financials	16.1%

Industrials	12.0%

Health Care	11.3%

Materials	10.8%

Consumer Discretionary	9.3%

Consumer Staples	6.0%

Utilities	5.9%

Energy	4.3%

Real Estate	1.6%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.9%

Parker-Hannifin Corp.	3.7%

Martin Marietta Materials, Inc.	3.3%

Lennar Corp., Class A	3.3%

Adobe, Inc.	3.2%

Ameriprise Financial, Inc.	3.2%

QUALCOMM, Inc.	3.2%

Corteva, Inc.	2.9%

Microchip Technology, Inc.	2.8%

Amgen, Inc.	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.9%

Parker-Hannifin Corp.	3.7%

Martin Marietta Materials, Inc.	3.3%

Lennar Corp., Class A	3.3%

Adobe, Inc.	3.2%

Ameriprise Financial, Inc.	3.2%

QUALCOMM, Inc.	3.2%

Corteva, Inc.	2.9%

Microchip Technology, Inc.	2.8%

Amgen, Inc.	2.7%

EQ/Value Equity Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	EQ/VALUE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Value Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class K	$34	0.67%

*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[1]
Net Assets	$ 1,567,148,676
Holdings Count | Holding	42
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,567,148,676

Total number of portfolio holdings	42

Portfolio turnover rate (for the six months ended June 30, 2024)	6%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	21.0%

Financials	16.1%

Industrials	12.0%

Health Care	11.3%

Materials	10.8%

Consumer Discretionary	9.3%

Consumer Staples	6.0%

Utilities	5.9%

Energy	4.3%

Real Estate	1.6%

Cash and Other Assets Less Liabilities	1.7%

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.9%

Parker-Hannifin Corp.	3.7%

Martin Marietta Materials, Inc.	3.3%

Lennar Corp., Class A	3.3%

Adobe, Inc.	3.2%

Ameriprise Financial, Inc.	3.2%

QUALCOMM, Inc.	3.2%

Corteva, Inc.	2.9%

Microchip Technology, Inc.	2.8%

Amgen, Inc.	2.7%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Microsoft Corp.	4.9%

Parker-Hannifin Corp.	3.7%

Martin Marietta Materials, Inc.	3.3%

Lennar Corp., Class A	3.3%

Adobe, Inc.	3.2%

Ameriprise Financial, Inc.	3.2%

QUALCOMM, Inc.	3.2%

Corteva, Inc.	2.9%

Microchip Technology, Inc.	2.8%

Amgen, Inc.	2.7%

EQ/Wellington Energy Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	EQ/WELLINGTON ENERGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the EQ/Wellington Energy Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$62	1.19%

*	Annualized

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.19%	[1]
Net Assets	$ 138,992,279
Holdings Count | Holding	47
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$138,992,279

Total number of portfolio holdings	47

Portfolio turnover rate (for the six months ended June 30, 2024)	26%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector & Industry Weightings (as a % of Net Assets)

Energy		89.2%

Oil, Gas & Consumable Fuels	84.4%

Energy Equipment & Services	4.8%

Utilities		9.0%

Electric Utilities	5.3%

Multi-Utilities	2.8%

Independent Power and Renewable Electricity Producers	0.9%

Materials		0.6%

Metals & Mining	0.6%

Short-Term Investments		2.2%

Cash and Other Assets Less Liabilities		(1.0)%

Top Ten Holdings (as a % of Net Assets)

Shell plc	9.7%

Exxon Mobil Corp.	7.2%

Targa Resources Corp.	5.0%

TotalEnergies SE	5.0%

Chevron Corp.	4.8%

Williams Cos., Inc. (The)	4.8%

Hess Corp.	4.6%

Phillips 66	4.2%

Diamondback Energy, Inc.	3.7%

Cenovus Energy, Inc.	3.6%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Shell plc	9.7%

Exxon Mobil Corp.	7.2%

Targa Resources Corp.	5.0%

TotalEnergies SE	5.0%

Chevron Corp.	4.8%

Williams Cos., Inc. (The)	4.8%

Hess Corp.	4.6%

Phillips 66	4.2%

Diamondback Energy, Inc.	3.7%

Cenovus Energy, Inc.	3.6%

Multimanager Aggressive Equity Portfolio (Class IA)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IA
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IA	$53	0.97%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,704,367,319
Holdings Count | Holding	417
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,704,367,319

Total number of portfolio holdings	417

Portfolio turnover rate (for the six months ended June 30, 2024)	45%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	34.9%

Communication Services	9.5%

Consumer Discretionary	8.7%

Health Care	8.4%

Financials	4.8%

Industrials	3.7%

Consumer Staples	1.5%

Real Estate	0.3%

Energy	0.2%

Materials	0.2%

Other	0.0	% #

Exchange Traded Funds	7.2%

Short-Term Investments	13.7%

Cash and Other Assets Less Liabilities	6.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

Multimanager Aggressive Equity Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *
Class IB	$53	0.97%

*	Annualized

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.97%	[1]
Net Assets	$ 1,704,367,319
Holdings Count | Holding	417
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,704,367,319

Total number of portfolio holdings	417

Portfolio turnover rate (for the six months ended June 30, 2024)	45%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	34.9%

Communication Services	9.5%

Consumer Discretionary	8.7%

Health Care	8.4%

Financials	4.8%

Industrials	3.7%

Consumer Staples	1.5%

Real Estate	0.3%

Energy	0.2%

Materials	0.2%

Other	0.0	% #

Exchange Traded Funds	7.2%

Short-Term Investments	13.7%

Cash and Other Assets Less Liabilities	6.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

Multimanager Aggressive Equity Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Aggressive Equity Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$39	0.72%

*	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[1]
Net Assets	$ 1,704,367,319
Holdings Count | Holding	417
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,704,367,319

Total number of portfolio holdings	417

Portfolio turnover rate (for the six months ended June 30, 2024)	45%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Sector Weightings (as a % of Net Assets)

Information Technology	34.9%

Communication Services	9.5%

Consumer Discretionary	8.7%

Health Care	8.4%

Financials	4.8%

Industrials	3.7%

Consumer Staples	1.5%

Real Estate	0.3%

Energy	0.2%

Materials	0.2%

Other	0.0	% #

Exchange Traded Funds	7.2%

Short-Term Investments	13.7%

Cash and Other Assets Less Liabilities	6.9%

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

JPMorgan Prime Money Market Fund, IM Shares	13.6%

Microsoft Corp.	6.6%

NVIDIA Corp.	6.1%

Apple, Inc.	5.0%

Amazon.com, Inc.	4.1%

Vanguard Growth ETF	3.6%

Alphabet, Inc., Class A	3.3%

Meta Platforms, Inc., Class A	2.6%

Eli Lilly and Co.	2.0%

Vanguard Russell 1000 Growth ETF	1.8%

Multimanager Core Bond Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	(CLASS IB)
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$44	0.89%

*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[1]
Net Assets	$ 841,403,438
Holdings Count | Holding	3,151
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$841,403,438

Total number of portfolio holdings	3,151

Portfolio turnover rate (for the six months ended June 30, 2024)	170%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	34.2%

Mortgage-Backed Securities	25.8%

Corporate Bonds	24.7%

Asset-Backed Securities	8.5%

Collateralized Mortgage Obligations	8.2%

Commercial Mortgage-Backed Securities	5.6%

Foreign Government Securities	2.0%

U.S. Government Agency Securities	1.5%

Supranational	0.7%

Municipal Bonds	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	(13.4)%

Multimanager Core Bond Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER CORE BOND PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Core Bond Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$32	0.64%

*	Annualized

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[1]
Net Assets	$ 841,403,438
Holdings Count | Holding	3,151
Investment Company, Portfolio Turnover	170.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$841,403,438

Total number of portfolio holdings	3,151

Portfolio turnover rate (for the six months ended June 30, 2024)	170%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type (as a % of Net Assets)

U.S. Treasury Obligations	34.2%

Mortgage-Backed Securities	25.8%

Corporate Bonds	24.7%

Asset-Backed Securities	8.5%

Collateralized Mortgage Obligations	8.2%

Commercial Mortgage-Backed Securities	5.6%

Foreign Government Securities	2.0%

U.S. Government Agency Securities	1.5%

Supranational	0.7%

Municipal Bonds	0.3%

Short-Term Investments	1.9%

Cash and Other Assets Less Liabilities	(13.4)%

Multimanager Technology Portfolio (Class IB)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS IB
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class IB	$64	1.18%

*	Annualized

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.18%	[1]
Net Assets	$ 1,866,006,076
Holdings Count | Holding	364
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,866,006,076

Total number of portfolio holdings	364

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)

Common Stocks			68.7%

Information Technology	49.4%

Communication Services	11.2%

Financials	3.0%

Consumer Discretionary	2.5%

Industrials	1.7%

Energy	0.4%

Health Care	0.3%

Real Estate	0.2%

Consumer Staples	0.0	% #

Exchange Traded Funds			30.9%

Short-Term Investments			2.8%

Cash and Other Assets Less Liabilities			(2.4)%

Top Ten Holdings (as a % of Net Assets)

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.3%

iShares Expanded Tech Sector ETF	10.2%

Microsoft Corp.	6.0%

Alphabet, Inc., Class A	4.7%

NVIDIA Corp.	3.9%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.8%

Texas Instruments, Inc.	1.9%

Advanced Micro Devices, Inc.	1.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.3%

iShares Expanded Tech Sector ETF	10.2%

Microsoft Corp.	6.0%

Alphabet, Inc., Class A	4.7%

NVIDIA Corp.	3.9%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.8%

Texas Instruments, Inc.	1.9%

Advanced Micro Devices, Inc.	1.7%

Multimanager Technology Portfolio (Class K)
Shareholder Report [Line Items]
Fund Name	MULTIMANAGER TECHNOLOGY PORTFOLIO
Class Name	CLASS K
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multimanager Technology Portfolio (the “Portfolio”) for the period January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://equitable-funds.com/AllPortfolios.aspx. You can also request this information by contacting us at 1-877-222-2144.
Additional Information Phone Number	1-877-222-2144
Additional Information Website	https://equitable-funds.com/AllPortfolios.aspx
Expenses [Text Block]
What were the Portfolio costs for the last six months?
(Based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment *

Class K	$51	0.93%

*	Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.93%	[1]
Net Assets	$ 1,866,006,076
Holdings Count | Holding	364
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Portfolio Statistics (as of June 30, 2024)

Net Assets	$1,866,006,076

Total number of portfolio holdings	364

Portfolio turnover rate (for the six months ended June 30, 2024)	16%

Holdings [Text Block]
What did the Portfolio invest in?
(as of June 30, 2024)

Security Type & Sector (as a % of Net Assets)
Common Stocks			68.7%

Information Technology	49.4%

Communication Services	11.2%

Financials	3.0%

Consumer Discretionary	2.5%

Industrials	1.7%

Energy	0.4%

Health Care	0.3%

Real Estate	0.2%

Consumer Staples	0.0	% #

Exchange Traded Funds			30.9%

Short-Term Investments			2.8%

Cash and Other Assets Less Liabilities			(2.4)%

Top Ten Holdings (as a % of Net Assets)

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.3%

iShares Expanded Tech Sector ETF	10.2%

Microsoft Corp.	6.0%

Alphabet, Inc., Class A	4.7%

NVIDIA Corp.	3.9%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.8%

Texas Instruments, Inc.	1.9%

Advanced Micro Devices, Inc.	1.7%

#	Less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Technology Select Sector SPDR Fund	10.4%

Vanguard Information Technology ETF	10.3%

iShares Expanded Tech Sector ETF	10.2%

Microsoft Corp.	6.0%

Alphabet, Inc., Class A	4.7%

NVIDIA Corp.	3.9%

Apple, Inc.	3.9%

Meta Platforms, Inc., Class A	3.8%

Texas Instruments, Inc.	1.9%

Advanced Micro Devices, Inc.	1.7%

[1]	Annualized